UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-08035

AFBA 5Star Funds
(Exact name of registrant as specified in charter)

909 N. Washington Street Alexandria, VA			22314
(Address of principal executive offices)			(Zip code)

Michael E. Houchins 909 N. Washington Street Alexandria, VA 22314
(Name and address of agent for service)

Registrant’s telephone number, including area code:		703-706-5942

Date of fiscal year end:	March 31

Date of reporting period:	September 30, 2008

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

SEMI-ANNUAL REPORT - SEPTEMBER 30, 2008 (UNAUDITED)

This report has been prepared for the general information of AFBA 5Star Funds (formerly known as AFBA 5Star Fund, Inc.) (the "Trust") shareholders. It is not authorized for distribution to prospective investors unless accompanied or preceded by a current prospectus. Class I shares are offered primarily for institutional investors as well as to members, persons eligible to be members and employees of Armed Forces Benefit Association, the parent company of the Trust, and its affiliated entities. Shares of the Trust are distributed by PFPC Distributors, Inc., King of Prussia, Pennsylvania.

MESSAGE

TO OUR SHAREHOLDERS

Dear Fellow Shareholder:

Thank you for your continued investment in the AFBA 5Star Family of Mutual Funds. I am pleased to present the Semi-Annual Report for the Funds for the period ended September 30, 2008.

At AFBA 5Star Funds, our mission is to provide a selection of relevant, high-quality investment products that will help our shareholders accomplish their financial goals. Each one of the Funds is managed by an investment team, comprised of highly experienced professionals. One of the key objectives of our investment strategy is to recognize and manage risk as effectively as possible. Each one of the 5Star Funds is managed within a strict investment process and discipline inclusive of specific activities designed to identify and manage risk. It is our intent to provide attractive risk adjusted performance and to produce attractive returns versus other similar mutual funds.

Suffice it to say that the volatility of the financial markets over the past few months, has presented great challenges to money managers and their investors. The continuation of issues surrounding the subprime mortgage meltdown, high energy prices, and liquidity challenges within the financial sector have combined to create a global economic scenario of unparalleled proportions. Several noteworthy events including the government seizure of Fannie Mae and Freddie Mac, the collapse of Lehman Brothers, the sale of Merrill Lynch and the bailout of AIG are just a few of the stories that have dominated the financial landscape since the beginning of the year. Given this time of uncertainty, your portfolio management team is even more dedicated to adhering to our proven investment discipline with an enhanced focus on risk controls.

We understand and can appreciate that investors are experiencing various levels of concern with the state of financial markets. That being said, we encourage our investors to maintain a long-term approach to investing. While it can be uncomfortable to witness short-term market fluctuations, it has been proven that longer term investors have historically been rewarded over time particularly following periods of economic uncertainty. We also believe that now might be an excellent time to consider further investment given what appears to be some attractive market pricing. If you are considering additional investment, be assured the team at AFBA 5Star Funds is ready to serve your investment needs.

I would invite you to learn more about your Funds by contacting your financial advisor, visiting our Web site at www.afbafunds.com, or by calling us at 1-888-578-2733.

All of us at AFBA 5Star Funds are honored that you have placed your confidence in us by investing in the Funds. You have our commitment that we will remain vigilant with your assets and that we will continue to closely monitor the financial markets and take action as necessary.

Robert E. Morrison, Jr.
President and Chief Investment Officer

PORTFOLIO

MANAGEMENT REVIEW

Investment Results — Annual Total Return as of 9/30/08 (unaudited)

AFBA 5Star Funds	Inception Date	One Year Ended 9/30/08	Three Years Ended 9/30/08*	Five Years Ended 9/30/08*	Since Inception*	Life of Fund Cumulative*	Gross Fees from 7/31/08 Prospectus
Mid Cap Value
Class I	6/3/97	(16.39%)	0.50%	7.14%	6.12%	46.40%	1.91%
Advisor Class	9/24/01	(16.53%)	0.28%	6.91%	5.88%	44.30%	1.98%
Class B	9/24/01	(17.16%)	(0.49%)	6.09%	5.07%	37.37%	2.88%
Class C	9/24/01	(17.14%)	(0.46%)	6.11%	5.09%	37.48%	2.83%
Small Cap
Class I	6/3/97	(29.43%)	(3.57%)	4.18%	5.87%	48.75%	1.62%
Advisor Class	9/24/01	(29.60%)	(3.81%)	3.91%	5.60%	46.10%	1.70%
Class B	9/24/01	(30.16%)	(4.55%)	3.12%	4.81%	38.66%	2.61%
Class C	9/24/01	(30.14%)	(4.55%)	3.14%	4.82%	38.77%	2.55%
Large Cap Growth
Class I	6/3/97	(26.43%)	0.67%	5.24%	4.40%	62.81%	1.68%
Advisor Class	9/24/01	(26.61%)	0.45%	4.99%	4.61%	37.23%	1.92%
Class B	9/24/01	(27.09%)	(0.29%)	4.22%	3.84%	30.29%	2.67%
Class C	9/24/01	(27.16%)	(0.34%)	4.18%	3.83%	30.17%	2.67%
Balanced
Class I	6/3/97	(7.87%)	5.06%	8.64%	6.30%	99.80%	1.41%
Advisor Class	9/24/01	(8.09%)	4.80%	8.40%	8.34%	75.43%	1.66%
Class B	9/24/01	(8.83%)	4.02%	7.59%	7.46%	65.70%	2.41%
Class C	9/24/01	(8.75%)	4.02%	7.58%	7.46%	65.64%	2.42%
Total Return Bond
Class I	10/12/01	(0.88%)	3.72%	4.63%	5.26%	78.76%	1.94%
Advisor Class	10/12/01	(1.06%)	3.47%	4.36%	5.88%	49.35%	2.19%
Class B	10/12/01	(1.72%)	2.71%	3.59%	5.11%	41.82%	2.95%
Class C	10/12/01	(1.84%)	2.66%	3.57%	5.08%	41.59%	2.95%
Science & Technology
Class I	10/15/01	(21.83%)	1.51%	6.66%	4.70%	37.73%	2.34%
Advisor Class	10/15/01	(22.03%)	1.31%	6.42%	4.46%	35.55%	2.57%
Class B	10/15/01	(22.62%)	0.51%	5.61%	3.68%	28.64%	3.38%
Class C	10/15/01	(22.62%)	0.51%	5.61%	3.68%	28.63%	3.34%

*  Three year, five year and since inception returns are annualized for periods greater than one year, cumulative return is not annualized.

Performance quoted represents past performance and does not guarantee future results. Investment return and principal value will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than that shown here. Returns current to the most recent month-end are available at www.afbafunds.com. Performance reflects fee waivers in effect. In the absence of fee waivers performance would have been lower. The performance tables and graphs do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. All indexes are unmanaged and not available for direct investment. Unlike a mutual fund, the performance of an index assumes no taxes, transaction costs, management fees or other expenses.

Performance information is restated to reflect the current maximum deferred sales charge (in the case of Class B and C Shares) and assumes the reinvestment of dividends and distributions. Effective July 21, 2008, the Class A Shares of each Fund were redesignated as Advisor Class Shares and the front-end sales load was eliminated (see Note 1 in Notes to Financial Statements). The maximum contingent deferred sales charge for Class B Shares are as follows: AFBA 5Star Mid Cap Value Fund, AFBA 5Star Small Cap Fund, AFBA 5Star Large Cap Growth Fund, AFBA 5Star Balanced Fund and AFBA 5Star Science & Technology Fund - 4.75%; AFBA 5Star Total Return Bond Fund - 4.00%. The maximum contingent deferred sales charge for Class C Shares across all of the Funds is 1.00%.

AFBA 5STAR FUNDS

SUMMARY OF PORTFOLIO HOLDINGS (unaudited)
  AS OF 09/30/08

MID CAP VALUE FUND

Sectors[1]
Stocks
Automobiles & Components	0.95%
Capital Goods	17.16%
Consumer Discretionary	1.89%
Consumer Durables & Apparel	2.90%
Consumer Staples	14.61%
Energy	11.92%
Financials	4.15%
Health Care	9.37%
Information Technology	10.69%
Insurance	17.87%
Materials	1.57%
Real Estate Investment Trust	2.86%
Retail	0.97%
Money Market Account	3.09%
TOTAL	100.00%

SMALL CAP FUND

Sectors[1]
Stocks
Auto & Transportation	0.70%
Basic Materials	3.80%
Capital Goods	2.92%
Commercial/Industrial Services	0.78%
Consumer Discretionary	9.51%
Consumer Non-Durables	0.13%
Consumer Staples	5.91%
Electronic Technology	4.64%
Energy	2.41%
Financials	13.63%
Health Care	21.33%
Industrials	4.44%
Information Technology	19.15%
Materials	2.45%
Other	1.55%
Producer Manufacturing	0.72%
Retail Trade	1.03%
Services	0.55%
Transportation	1.41%
Utilities	0.85%
Money Market Account	2.09%
TOTAL	100.00%

LARGE CAP GROWTH FUND

Sectors[1]
Stocks
Capital Goods	6.76%
Consumer Durables & Apparel	1.20%
Diversified Financials	4.06%
Energy	9.39%
Food & Staples Retailing	7.12%
Food, Beverages & Tobacco	6.35%
Health Care Equipment & Services	4.32%
Materials	3.71%
Media	1.59%
Pharmaceuticals, Biotechnology & Life Sciences	12.12%
Retailing	11.39%
Semiconductors & Semiconductor Equipment	2.24%
Software & Services	8.35%
Technology Hardware & Equipment	12.10%
Transportation Services	5.23%
Money Market Account	4.07%
TOTAL	100.00%

BALANCED FUND

Sectors[1]
Stocks
Consumer Staples	7.32%
Energy	7.85%
Entertainment	1.96%
Financials	2.29%
Health Care	7.78%
Industrials	2.69%
Information Technology	9.39%
Insurance	4.93%
Materials	2.35%
Real Estate Investment Trust	5.01%
Telecommunications	1.48%
Transportation	4.06%
Utilities	2.87%
Preferred Stocks
Financials	0.79%
Insurance	1.03%
Agency Obligations	14.59%
U.S. Treasury Obligations	5.92%
Corporate Bonds
Consumer Discretionary	1.71%
Consumer Staples	0.55%
Financials	5.37%
Health Care	1.56%
Insurance	0.64%
Retail	0.39%
Telecommunication Services	1.02%
Convertible Corporate Bonds
Consumer Discretionary	2.68%
Money Market Account	3.77%
TOTAL	100.00%

1As a percentage to total holdings as of September 30, 2008. Holdings are subject to change.

AFBA 5STAR FUNDS

SUMMARY OF PORTFOLIO HOLDINGS (unaudited)
  AS OF 09/30/08 (continued)

TOTAL RETURN BOND FUND

Sectors[1]
Agency Obligations	42.11%
Corporate Bonds
Consumer Discretionary	11.88%
Consumer Staples	2.22%
Financials	11.94%
Health Care	3.17%
Industrials	0.18%
Retail	2.04%
Telecommunication Services	3.48%
U.S. Treasury Obligations	17.53%
Convertible Corporate Bonds	3.29%
Convertible Preferred Stock	1.34%
Preferred Stock	0.09%
Money Market Account	0.73%
TOTAL	100.00%

SCIENCE & TECHNOLOGY FUND

Sectors[1]
Stocks
Consumer Discretionary	3.29%
Health Care	34.19%
Industrials	0.84%
Information Technology	58.45%
Materials	2.78%
Money Market Account	0.45%
TOTAL	100.00%

1As a percentage to total holdings as of September 30, 2008. Holdings are subject to change.

AFBA 5STAR FUNDS

EXPENSE TABLES (unaudited)

  AS OF 09/30/08

Expense Tables

As a Shareholder of the Funds within the Trust, you incur two types of costs: (1) transaction cost, including front and back end sales charges (loads) or redemption fees, where applicable; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees, where applicable; and other Fund expenses. This Example is intended to help you understand your ongoing cost (in dollars) of investing in the Fund and to compare these costs with the ongoing cost of investing in other mutual funds.

The Example below is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (04/01/08-09/30/08).

The information under "Actual Performance," together with the amount you invested, allows you to estimate actual expenses incurred over the reporting period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60) and multiply the cost shown for your share class, in the row entitled "Expenses Incurred During Period" to estimate the expenses paid on your account during this period.

The information under "Hypothetical Performance" provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expense you incurred for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as front and back end sales charges (loads) or redemption fees, where applicable. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your cost would have been higher.

Disclosure of Fund Expenses  For the period April 1, 2008 to September 30, 2008

AFBA 5Star Mid Cap Value Fund
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$971.40	$971.80	$967.50	$967.60	$1,018.60	$1,017.33	$1,013.53	$1,013.53
Expenses Paid During Period	$6.33	$7.56	$11.25	$11.25	$6.50	$7.77	$11.57	$11.57

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28% and 2.28% for Classes I, Advisor, B, and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Small Cap Fund
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$936.20	$935.60	$930.90	$965.50	$1,018.60	$1,017.33	$1,013.53	$1,013.53
Expenses Paid During Period	$6.21	$7.42	$11.04	$11.04	$6.50	$7.77	$11.57	$11.57

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28% and 2.28% for Classes I, Advisor, B, and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Large Cap Growth Fund (formerly, AFBA 5Star USA Global Fund)
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$846.50	$845.90	$843.30	$842.50	$1,018.60	$1,017.33	$1,013.53	$1,013.53
Expenses Paid During Period	$5.92	$7.08	$10.54	$10.53	$6.50	$7.77	$11.57	$11.57

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.28%, 1.53%, 2.28% and 2.28% for Classes I, Advisor, B, and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period). The reorganization of the AFBA 5Star Large Cap Fund into the AFBA 5Star Large Cap Growth Fund was effective on August 4, 2008.

AFBA 5Star Balanced Fund
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$951.50	$950.70	$947.10	$948.00	$1,019.62	$1,018.35	$1,014.54	$1,014.54
Expenses Paid During Period	$5.28	$6.50	$10.15	$10.16	$5.48	$6.75	$10.56	$10.56

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08% and 2.08% for Classes I, Advisor, B and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR FUNDS

EXPENSE TABLES (unaudited)
  AS OF 09/30/08 (continued)

AFBA 5Star Total Return Bond Fund
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$956.40	$956.20	$953.00	$951.10	$1,019.62	$1,018.35	$1,014.54	$1,014.54
Expenses Paid During Period	$5.30	$6.52	$10.18	$10.17	$5.48	$6.75	$10.56	$10.56

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.08%, 1.33%, 2.08% and 2.08% for Classes I, Advisor, B and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5Star Science & Technology Fund
	Actual Performance				Hypothetical Performance (5% return before expenses)
	I Shares	Advisor Shares	B Shares	C Shares	I Shares	Advisor Shares	B Shares	C Shares
Beginning account Value 04/01/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 09/30/08	$958.20	$957.40	$953.20	$953.20	$1,017.49	$1,016.22	$1,024.41	$1,012.41
Expenses Paid During Period	$7.36	$8.59	$12.24	$12.24	$7.61	$8.88	$12.69	$12.69

For each class of Fund, expenses are equal to the Fund's annualized expense ratio of 1.50%, 1.75%, 2.50% and 2.50% for Classes I, Advisor, B, and C, respectively, multiplied by the average account value over the period, multiplied by 183/365 (to reflect the one-half year period).

AFBA 5STAR

MID CAP VALUE FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS — 96.97%
AUTOMOBILES & COMPONENTS — 0.95%
4,500	Autoliv, Inc.	$151,875
CAPITAL GOODS — 17.17%
3,250	Alliant Techsystems, Inc.*	305,305
9,900	Allied Waste Industries, Inc.*	109,989
12,700	Barnes Group, Inc.	256,794
2,250	CF Industries Holdings, Inc.	205,785
5,200	Curtiss-Wright Corp.	236,340
3,800	DRS Technologies, Inc.	291,650
9,400	Kennametal, Inc.	254,928
13,400	Mattel, Inc.	241,736
100	Mueller Water Products, Inc. Class A	898
28,250	Mueller Water Products, Inc. Class B	183,625
8,450	Regal-Beloit Corp.	359,294
10,100	Tenneco, Inc.*	107,363
5,400	URS Corp.*	198,018
		2,751,725
CONSUMER DISCRETIONARY — 1.89%
15,900	Kelly Services, Inc. Class A	302,895
CONSUMER DURABLES & APPAREL — 2.90%
6,650	Hanesbrands, Inc.*	144,637
11,650	Regis Corp.	320,375
		465,012
CONSUMER STAPLES — 14.62%
34,950	Del Monte Foods Co.	272,610
7,050	Hormel Foods Co.	255,774
3,900	JM Smucker Co. (The)	197,691
12,450	Pilgrim's Pride Co.	31,000
4,750	Ralcorp Holdings, Inc.*	320,197
7,450	Ruddick Corp.	241,752
6,450	Sanderson Farms, Inc.	236,973
15,736	Vector Group Ltd.	277,904
9,850	Weis Markets, Inc.	354,699
4,800	Wesco International, Inc.*	154,464
		2,343,064
ENERGY — 11.93%
5,350	Allete, Inc.	238,075
5,100	Atwood Oceanics, Inc.*	185,640
4,400	Cimarex Energy Co.	215,204
9,000	Hercules Offshore, Inc.*	136,440
8,300	Idacorp, Inc.	241,447
4,350	Integrys Energy Group, Inc.	217,239
19,800	Key Energy Services, Inc.*	229,680
3,600	St. Mary Land & Exploration Co.	128,340
6,300	Superior Energy Services, Inc.*	196,182
2,600	Walter Industries, Inc.	123,370
		1,911,617

See Accompanying Notes to Financial Statements.

AFBA 5STAR

MID CAP VALUE FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE

COMMON STOCKS (continued)
FINANCIALS — 4.15%
11,200	Boston Private Financial Holdings, Inc.	$97,888
7,900	CIT Group, Inc.	54,984
18,900	KeyCorp	225,666
8,650	MB Financial, Inc.	286,055
		664,593
HEALTH CARE — 9.38%
4,750	Amedisys, Inc.*	231,183
9,750	AmSurg Corp.*	248,333
3,250	Beckman Coulter, Inc.	230,718
13,050	Healthspring, Inc.*	276,138
6,650	Lifepoint Hospitals, Inc.*	213,731
10,050	Lincare Holdings, Inc.*	302,404
		1,502,507
INFORMATION TECHNOLOGY — 10.70%
4,300	Affiliated Computer Services, Inc.*	217,709
5,200	Anixter International, Inc.*	309,452
7,950	Arrow Electronics, Inc.*	208,449
7,300	CommScope, Inc.*	252,872
5,500	General Cable Corp.*	195,965
16,200	Jack Henry & Associates, Inc.	329,346
18,300	Windstream Corp.	200,202
		1,713,995
INSURANCE — 17.88%
3,600	Arch Capital Group Ltd.*	262,908
8,935	Argo Group International Holdings Ltd.	329,255
10,700	Endurance Specialty Holdings	330,844
5,350	Hanover Insurance Group, Inc.	243,532
11,100	HCC Insurance Holdings, Inc.	299,700
6,900	Hilb Rogal & Hobbs Co.	322,506
8,200	Hubbell, Inc. Class B	287,410
9,150	IPC Holdings Ltd.	276,422
7,050	Platinum Underwriters Holdings Ltd.	250,134
9,200	Protective Life Corp.	262,292
		2,865,003
MATERIALS — 1.57%
29,400	IAMGOLD Corp.	165,228
4,450	RTI International Metals, Inc.*	87,042
		252,270
REAL ESTATE INVESTMENT TRUST — 2.86%
9,300	Hospitality Properties Trust	190,836
5,400	Ventas, Inc.	266,868
		457,704
RETAIL — 0.97%
7,350	The Men's Wearhouse, Inc.	156,114
TOTAL COMMON STOCKS		15,538,374
(COST $19,794,501)

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
MONEY MARKET ACCOUNT — 3.10%
496,253	PNC Bank Money Market (a)	$496,253
TOTAL MONEY MARKET ACCOUNT		496,253
(COST $496,253)
TOTAL INVESTMENTS — 100.07%		16,034,627
(COST $20,290,754)#
Liabilities in excess of other assets — (0.07%)		(11,274)
TOTAL NET ASSETS — 100.00%		$16,023,353

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2008 was 1.51%.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $400,548 and gross depreciation of $4,766,961 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax pupose was $20,401,040.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$16,034,627	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$16,034,627	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SMALL CAP FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE

COMMON STOCKS — 98.04%
AUTO & TRANSPORTATION — 0.70%
Airlines — 0.70%
1,900	Allegiant Travel Co.*	$67,108
1,300	Continental Airlines, Inc. Class B*	21,684
27,700	JetBlue Airways Corp.*	137,115
		225,907
BASIC MATERIALS — 3.99%
Chemicals — 0.49%
3,900	Calgon Carbon Corp.*	79,404
1,700	OM Group, Inc.*	38,250
1,400	Quaker Chemical Corp.	39,844
		157,498
Industrial Conglomerates — 0.57%
10,300	Tredegar Corp.	183,237
Miscellaneous — 0.92%
6,800	Buckeye Partners, LP	252,212
2,300	Olin Corp.	44,620
		296,832
Paper/Forest Products — 0.18%
900	Deltic Timber Corp.	57,276
Specialty Chemicals — 1.83%
10,400	Albemarle Corp.	320,736
5,050	NewMarket Corp.	265,428
		586,164
		1,281,007
CAPITAL GOODS — 2.93%
Automotive Retail — 0.51%
11,800	CarMax, Inc.*	165,200
Construction Materials — 1.15%
2,200	Martin Marietta Materials, Inc.	246,356
3,000	Texas Industries, Inc.	122,580
		368,936
Hypermarkets & Supercenters — 0.43%
8,200	Pricesmart, Inc.	137,268
Leisure Facilities — 0.84%
13,000	Cedar Fair LP	269,230
		940,634
COMMERCIAL/INDUSTRIAL SERVICES — 1.38%
Office Furniture — 0.64%
13,700	Knoll, Inc.	207,144
Miscellaneous Commercial/Industrial Services — 0.74%
1,500	Forrester Research, Inc.*	43,980
4,800	ATA, Inc. ADR*	43,872
1,600	Concur Technologies, Inc.*	61,216
1,800	Portfolio Recovery Associates, Inc.*	87,534
		236,602
		443,746

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
CONSUMER DISCRETIONARY — 9.43%
Commerical Services & Supplies — 1.00%
11,640	CRA International, Inc.*	$319,867
Hotels, Restaurants & Leisure — 1.75%
16,400	Steiner Leisure, Ltd.*	563,832
Household Durables — 1.11%
12,700	Ethan Allen Interiors, Inc.	355,854
Leisure Equipment & Products — 0.56%
35,600	Shuffle Master, Inc.*	181,204
Media — 2.47%
13,800	Arbitron, Inc.	616,722
4,982	Dolby Laboratories, Inc. Class A*	175,317
		792,039
Specialty Retail — 2.54%
12,200	Barnes & Noble, Inc.	318,176
18,996	inVentiv Health, Inc.*	335,469
23,207	Sturm, Ruger & Co., Inc.*	161,057
		814,702
		3,027,498
CONSUMER NON-DURABLES — 0.13%
Apparel/Shoes — 0.13%
900	The Warnaco Group, Inc.	40,761
CONSUMER STAPLES — 5.92%
Household Products — 2.16%
8,600	Energizer Holdings, Inc.*	692,730
Packaged Foods & Meats — 0.71%
10,000	Lance, Inc.	226,900
Personal Care — 1.71%
20,200	Alberto-Culver Co.	550,248
Specialized Consumer Services — 0.68%
26,000	Service Corp International	217,360
Tobacco — 0.66%
3,200	UST, Inc.	212,928
		1,900,166
ELECTRONIC TECHNOLOGY — 5.00%
Aerospace/Defense/Precision — 0.57%
1,400	AeroVironment, Inc.	44,730
1,800	Teledyne Technologies, Inc.*	102,888
1,700	Integral Systems, Inc.	35,309
		182,927
Computers — 0.24%
7,200	Netezza Corp.*	76,392

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE

COMMON STOCKS (continued)
ELECTRONIC TECHNOLOGY — 5.00% (continued)
Internet Services — 0.52%
5,400	Interwoven, Inc.*		$76,248
3,400	Telecommunication Systems, Inc. Class A*		23,494
2,000	Vocus, Inc.*		67,920
			167,662
Miscellaneous Electronic Technology — 0.71%
1,600	Coherent, Inc.*		56,880
4,800	Digital Ally, Inc.*		32,976
3,700	IPG Photonics Corp.		72,187
4,500	Sapient Corp.*		33,435
1,500	SYNNEX Corp.*		33,510
			228,988
Networking — 0.47%
5,100	FalconStor Software, Inc.*		27,336
3,400	Silicom Ltd.*		16,660
6,700	Super Micro Computer, Inc.*		60,367
19,600	3	Com Corp.*	45,668
			150,031
Semiconductors — 2.49%
70,645	IXYS Corp.*		642,163
2,000	Monolithic Power Systems, Inc.*		34,740
7,900	Skyworks Solutions, Inc.*		66,044
4,600	Volterra Semiconductor Corp.*		58,558
			801,505
			1,607,505
ENERGY — 2.41%
Energy-Oil Field Services — 1.16%
14,700	ICO, Inc.		82,467
5,091	Kinder Morgan Management LLC*		250,457
7,405	T.G.C. Industries, Inc.*		38,950
			371,874
Oil & Gas Drilling — 0.63%
5,600	Atwood Oceanics, Inc.*		203,840
Oil & Gas Storage — 0.62%
9,257	Inergy LP		200,229
			775,943
FINANCIALS — 13.65%
Capital Markets — 1.70%
22,100	Waddell & Reed Financial, Inc. Class A		546,975
Commercial Banks — 1.07%
9,340	BankAtlantic Bancorp, Inc. Class A		76,588
30,294	Boston Private Financial Holdings, Inc.		264,770
			341,358
Finance Companies — 0.12%
2,100	EZCORP, Inc. Class A*		39,480
Diversified Financial Services — 1.14%
18,000	Jack Henry & Associates, Inc.		365,940

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
FINANCIALS — 13.65% (continued)
Industrial REITs — 1.93%
12,300	First Industrial Realty Trust, Inc.	$352,764
11,500	Hatteras Financial Corp.	266,800
		619,564
Property & Casualty Insurance — 4.74%
1,020	Alleghany Corp.*	372,300
500	Ebix, Inc.*	46,980
3,500	Investors Title Co.	148,050
2,800	Life Partner Holdings, Inc.	100,716
845	Markel Corp.*	297,017
400	Wesco Financial Corp.	142,800
880	White Mountain Insurance Group, Inc.	413,380
		1,521,243
Reinsurance — 1.21%
23,500	Montpelier Re Holdings Ltd.	387,985
Residential REITs — 1.74%
21,400	UDR, Inc.	559,610
		4,382,155
HEALTH CARE — 22.08%
Biotechnology — 0.39%
2,900	Martek Biosciences Corp.*	91,118
4,500	Questcor Pharmaceuticals, Inc.*	33,075
		124,193
Health Care Distributors — 0.72%
4,800	Owens & Minor, Inc.	232,800
Health Care Equipment & Supplies — 6.74%
17,900	Affymetrix, Inc.*	138,546
6,400	Analogic Corp.	318,464
25,535	Bio-Reference Labs, Inc.*	737,962
18,730	ICU Medical, Inc.*	569,579
9,950	PSS World Medical, Inc.*	194,025
4,800	ResMed, Inc.*	206,400
		2,164,976
Health Care Providers & Services — 7.89%
5,500	Allion Healthcare, Inc.*	32,725
1,600	Almost Family, Inc.*	63,280
23,300	AMERIGROUP Corp.*	588,092
26,534	AmSurg Corp*	675,821
32,442	Centene Corp.*	665,385
2,900	Cryolife, Inc.*	38,048
10,800	Eclipsys Corp.*	226,260
1,400	Genoptix, Inc.*	45,738
3,300	Neutral Tandem, Inc.*	61,182
3,300	Quality Systems, Inc.	139,458
		2,535,989
Health Industry Services — 0.43%
2,800	HealthSpring, Inc.*	59,248
2,700	PAREXEL International Corp.*	77,382
		136,630

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
HEALTH CARE — 22.08% (continued)
Health Care Technology — 0.88%
15,000	IMS Health, Inc.	$283,650
Home Health Care Services — 1.80%
21,500	Gentiva Health Services, Inc.*	579,210
Laboratory Analytical Instruments — 1.97%
15,600	Illumina, Inc.*	632,268
Medical Equipment & Supplies — 1.13%
1,900	Accuray, Inc.*	15,333
2,300	Kensey Nash Corp.*	72,358
3,700	Natus Medical Inc.*	83,842
2,400	Neogen Corp.*	67,632
3,000	Synovis Life Technologies, Inc.*	56,460
3,200	VNUS Medical Technologies*	66,976
		362,601
Pharmaceuticals — 0.13%
1,100	Icon PLC ADR*	42,075
		7,094,392
INDUSTRIALS — 4.27%
Engineering & Construction — 0.89%
4,900	Energy Conversion Devices, Inc.*	285,425
Miscellaneous — 0.66%
3,500	The Brink's Co.	213,570
Transportation Infrastructure — 2.72%
18,500	Forward Air Corp.	503,755
21,700	UTi Worldwide, Inc.	369,334
		873,089
		1,372,084
INFORMATION TECHNOLOGY — 17.91%
Aerospace & Defense — 1.31%
47,373	Mercury Computer Systems, Inc.*	421,620
Communications Equipment — 1.95%
18,100	Black Box Corp.	624,993
Computer Integrated Systems Design — 0.27%
15,800	Evergreen Solar, Inc.*	87,216
Electronic Equipment & Instruments — 2.18%
9,900	Benchmark Electronics, Inc.*	139,392
12,900	National Instruments Corp.	387,645
8,400	Plexus Corp.*	173,880
		700,917
Electronic Lighting & Wiring Equipment — 2.06%
39,800	Daktronics, Inc.	663,068

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 17.91% (continued)
IT Services — 3.06%
14,900	CACI International, Inc. Class A*	$746,490
32,200	Gevity HR, Inc.	234,416
		980,906
Materials — 1.96%
19,608	Cabot Microelectronics Corp.*	629,025
Semiconductor Equipment — 1.50%
19,200	Varian Semiconductor Equipment Associates, Inc.*	482,304
Semiconductors — 3.62%
36,402	Cree, Inc.*	829,238
21,100	DSP Group, Inc.*	161,415
15,100	Omnivision Technologies, Inc.*	172,291
		1,162,944
		5,752,993
MATERIALS — 2.45%
Mining & Quarrying of Nonmetallic Minerals — 2.45%
11,400	Cameco Corp.*	254,334
43,300	USEC, Inc.*	234,253
4,000	Vulcan Materials Co.	298,000
		786,587
OTHER — 1.55%
Human Resources & Employment — 0.64%
8,200	Corrections Corp. of America*	203,770
Real Estate Management & Development — 0.91%
7,900	Tejon Ranch Co.*	293,485
		497,255
PRODUCER MANUFACTURING — 0.86%
Building/Electrical Products — 0.22%
3,600	EnerSys Inc.*	70,956
Construction/Agriculture Equipment — 0.13%
5,000	Portec Rail Products, Inc.	41,900
Industrial Machinery/Components — 0.11%
1,300	Sun Hydraulics Corp.	33,852
Metal Fabrication — 0.27%
3,500	Insteel Industries, Inc.	47,565
1,300	Olympic Steel, Inc.	38,337
		85,902
Office Equipment/Supplies — 0.13%
5,300	Transact Technologies, Inc.*	42,188
		274,798
RETAIL TRADE — 0.91%
General Merchandise — 0.43%
1,900	Buckle, Inc. (The)	105,526
8,800	Wet Seal, Inc. (The)*	31,944
		137,470

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SMALL CAP FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
RETAIL TRADE — 0.91% (continued)
Specialty Chains — 0.48%
2,900	Jo-Ann Stores, Inc.*	$60,842
8,700	PC Connection, Inc.*	58,203
2,100	RadioShack Corp.	36,288
		155,333
		292,803
SERVICES — 0.55%
Human Resources & Employment — 0.55%
9,900	Korn/Ferry International*	176,418
TRANSPORTATION — 1.41%
Marine — 1.41%
10,300	Alexander & Baldwin, Inc.	453,509
UTILITIES — 0.51%
Telecommunication Services — 0.51%
4,800	Alaska Communications Systems Group, Inc.	58,704
3,500	Syniverse Holdings, Inc.*	58,135
2,500	TNS, Inc.*	48,425
		165,264
TOTAL COMMON STOCKS		31,491,425
(COST $37,585,840)
MONEY MARKET ACCOUNT — 2.09%
672,022	PNC Bank Money Market (a)	672,022
TOTAL MONEY MARKET ACCOUNT		672,022
(COST $672,022)
TOTAL INVESTMENTS — 100.13%		32,163,447
(COST $38,257,862)#
Liabilities in excess of other assets — (0.13%)		(43,552)
TOTAL NET ASSETS — 100.00%		$32,119,895

ADR — American Depository Receipt

LLC — Limited Liability Corporation

LP — Limited Partnership

PLC — Public Limited Company

  (a)  The interest rate on September 30, 2008 was 1.51%.

  *  Non-income producing security.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $1,018,693 and gross depreciation of $7,504,327 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax purpose was $38,649,081.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

See Accompanying Notes to Financial Statements.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$32,163,447	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$32,163,447	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

LARGE CAP GROWTH FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS — 97.91%
CAPITAL GOODS — 6.89%
8,800	Caterpillar, Inc.	$524,480
6,000	Danaher Corp.	416,400
11,200	Fluor Corp.	623,840
9,900	General Dynamics Corp.	728,838
4,400	Lockheed Martin Corp.	482,548
5,200	Quanta Services, Inc.*	140,452
		2,916,558
CONSUMER DURABLES & APPAREL — 1.23%
6,700	VF Corp.	517,977
DIVERSIFIED FINANCIALS — 4.15%
19,000	Charles Schwab Corp. (The)	494,000
10,000	JPMorgan Chase & Co.	467,000
11,000	Northern Trust Corp.	794,200
		1,755,200
ENERGY — 9.59%
4,800	Apache Corp.	500,544
4,200	Devon Energy Corp.	383,040
23,100	Halliburton Co.	748,209
10,500	Schlumberger Ltd.	819,945
27,000	Weatherford International Ltd.*	678,780
19,900	XTO Energy, Inc.	925,748
		4,056,266
FOOD & STAPLES RETAILING — 7.26%
15,800	Costco Wholesale Corp.	1,025,894
34,200	Wal-Mart Stores, Inc.	2,048,238
		3,074,132
FOOD, BEVERAGES & TOBACCO — 6.49%
22,200	General Mills, Inc.	1,525,584
19,200	H.J. Heinz Co.	959,424
4,600	Kellogg Co.	258,060
		2,743,068
HEALTH CARE EQUIPMENT & SERVICES — 4.41%
16,100	Baxter International, Inc.	1,056,643
14,700	Thermo Fisher Scientific, Inc.*	808,500
		1,865,143
MATERIALS — 3.78%
13,900	Monsanto Co.	1,375,822
3,300	Mosaic Corp. (The)*	224,466
		1,600,288
MEDIA — 1.62%
35,000	Comcast Corp. Class A	687,050
PHARMACEUTICALS, BIOTECHNOLOGY & LIFE SCIENCES — 12.36%
24,100	Celgene Corp.*	1,525,048
6,900	Genzyme Corp.*	558,141
38,500	Gilead Sciences, Inc.*	1,754,830
20,100	Johnson & Johnson	1,392,528
		5,230,547

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
RETAILING — 11.62%
10,300	Amazon.com, Inc.*	$749,428
9,800	Best Buy Co., Inc.	367,500
23,100	Kohl's Corp.*	1,064,448
38,700	Lowe's Companies, Inc.	916,803
20,300	Staples, Inc.	456,750
42,700	Urban Outfitters, Inc.*	1,360,849
		4,915,778
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 2.29%
24,400	Broadcom Corp. Class A*	454,572
27,400	Intel Corp.	513,202
		967,774
SOFTWARE & SERVICES — 8.53%
33,200	Activision Blizzard, Inc.*	512,276
86,900	Oracle Corp.*	1,764,939
67,900	Symantec Corp.*	1,329,482
		3,606,697
TECHNOLOGY HARDWARE & EQUIPMENT — 12.35%
9,800	Amphenol Corp. Class A	393,372
3,400	Apple, Inc.*	386,444
19,200	Cisco Systems, Inc.*	433,152
10,800	FLIR Systems, Inc.*	414,936
16,700	International Business Machines Corp.	1,953,232
38,200	QUALCOMM, Inc.	1,641,454
		5,222,590
TRANSPORTATION SERVICES — 5.34%
9,300	CSX Corp.	507,501
24,600	Union Pacific Corp.	1,750,536
		2,258,037
TOTAL COMMON STOCKS		41,417,105
(COST $43,646,706)
MONEY MARKET ACCOUNT — 4.15%
1,758,016	PNC Bank Money Market (a)	1,758,016
TOTAL MONEY MARKET ACCOUNT		1,758,016
(COST $1,758,016)
TOTAL INVESTMENTS — 102.06%		43,175,121
(COST $45,404,722)#
Liabilities in excess of other assets — (2.06%)		(872,832)
TOTAL NET ASSETS — 100.00%		$42,302,289

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2008 was 1.51%.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $1,112,711 and gross depreciation of $3,396,320 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax pupose was $45,458,730.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

LARGE CAP GROWTH FUND
  (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$43,175,121	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$43,175,121	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

BALANCED FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE

COMMON STOCKS — 61.09%
CONSUMER STAPLES — 7.46%
53,200	Altria Group, Inc.	$1,055,488
20,400	British American Tobacco PLC ADR	1,264,800
40,000	Coca-Cola Co. (The)	2,115,200
30,200	Phillip Morris International, Inc.*	1,452,620
		5,888,108
ENERGY — 8.00%
23,400	Chevron Corp.	1,930,032
35,000	ConocoPhillips	2,563,750
35,000	Kinder Morgan Energy Partners LP	1,821,050
		6,314,832
ENTERTAINMENT — 1.99%
75,986	Cedar Fair LP	1,573,670
FINANCIALS — 2.33%
49,000	Wells Fargo & Co.	1,838,970
HEALTH CARE — 7.92%
36,100	Johnson & Johnson	2,501,008
37,000	Merck & Co., Inc.	1,167,720
20,000	Novartis AG ADR	1,056,800
83,000	Pfizer, Inc.	1,530,520
		6,256,048
INDUSTRIALS — 2.75%
85,000	General Electric Co.	2,167,500
INFORMATION TECHNOLOGY — 9.56%
55,000	Dell, Inc.*	906,400
100,000	Intel Corp.	1,873,000
17,300	International Business Machines Corp.	2,023,408
103,000	Microsoft Corp.	2,749,070
		7,551,878
INSURANCE — 5.02%
570	Berkshire Hathaway, Inc. Class B*	2,505,150
3,115	White Mountain Insurance Group Ltd.	1,463,271
		3,968,421
MATERIALS — 2.39%
25,000	Albemarle Corp.	771,000
15,000	Vulcan Materials Co.	1,117,500
		1,888,500
REAL ESTATE INVESTMENT TRUST — 5.10%
52,000	First Industrial Realty Trust, Inc. REIT	1,491,360
97,000	UDR, Inc. REIT	2,536,550
		4,027,910
TELECOMMUNICATIONS — 1.50%
37,000	Verizon Communications, Inc.	1,187,330
TRANSPORTATION — 4.14%
15,600	Alexander & Baldwin, Inc.	686,868
16,000	FedEx Corp.	1,264,640
25,000	Newmarket Corp.	1,314,000
		3,265,508

See Accompanying Notes to Financial Statements.

AFBA 5STAR

BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES OR FACE AMOUNT	COMPANY	VALUE

COMMON STOCKS (continued)
UTILITIES — 2.93%
54,000	Dominion Resources, Inc.	$2,310,120
TOTAL COMMON STOCKS		48,238,795
(COST $48,815,542)
PREFERRED STOCKS — 1.86%
FINANCIALS — 0.81%
13,600	Federal National Mortgage Association, 8.25% - Perpetual Series S (d)	29,648
36,500	First Industrial Realty Trust, Inc. REIT - Perpetual Series K	609,550
		639,198
INSURANCE — 1.05%
40,000	Markel Corp.	832,000
TOTAL PREFERRED STOCKS		1,471,198
(COST $2,243,550)
CORPORATE BONDS — 11.46%
CONSUMER DISCRETIONARY — 1.74%
$400,000	Comcast Corp., 5.50% due 03/15/11	392,992
1,000,000	Mandalay Resort Group, 7.625% due 07/15/13	755,000
222,000	MetLife, Inc., 6.125% due 12/01/11	224,312
		1,372,304
CONSUMER STAPLES — 0.56%
450,000	Coca-Cola Co. (The), 5.35% due 11/15/17	445,658
FINANCIALS — 5.47%
275,000	American Express Travel Related Services, 5.25% due 11/21/11 (b)	262,654
250,000	Bank of America Corp., 5.375% due 09/11/12	232,873
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	308,060
300,000	Citigroup, Inc., 6.00% due 02/21/12	277,462
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	212,675
250,000	General Electric Capital Corp., 5.50% due 06/04/14	234,937
125,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	116,607
346,000	JPMorgan Chase & Co., 5.75% due 01/02/13	331,552
300,000	KeyCorp, 6.50% due 05/14/13	216,158
750,000	Marshall & IIsley Corp., 5.626% due 08/17/09	728,922
325,000	Merrill Lynch & Co., Inc. 5.77% due 07/25/11	310,089
250,000	Morgan Stanley, 5.05% due 01/21/11	180,105
375,000	SunTrust Banks, Inc., 5.25% due 11/05/12	337,174
300,000	Wachovia Corp., 5.25% due 08/01/14	184,163
400,000	Wells Fargo & Co., 5.25% due 10/23/12	384,284
		4,317,715
HEALTH CARE — 1.59%
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	319,386
1,000,000	Psychiatric Solutions, Inc., 7.75% due 07/15/15	935,000
		1,254,386
INSURANCE — 0.66%
300,000	Hartford Financial Services Group, Inc., 5.375% due 03/15/17	257,950
285,000	Prudential Financial, Inc., 5.10% due 09/20/14	259,202
		517,152

See Accompanying Notes to Financial Statements.

FACE AMOUNT OR SHARES	COMPANY	VALUE
CORPORATE BONDS (continued)
RETAIL — 0.40%
325,000	Home Depot, Inc., 3.75% due 09/15/09	$317,493
TELECOMMUNICATION SERVICES — 1.04%
225,000	AT&T, Inc., 4.95% due 01/15/13	215,755
350,000	Verizon Communications, Inc., 5.25% due 04/15/13	337,680
275,000	Vodafone Group, PLC, 5.35% due 02/27/12	270,377
		823,812
TOTAL CORPORATE BONDS		9,048,520
(COST $9,995,230)
AGENCY OBLIGATIONS — 14.86%
$390,000	Federal Home Loan Bank, 3.375% due 02/27/13	$379,863
700,000	Federal Home Loan Bank, 5.75% due 05/15/12	744,666
770,000	Federal Home Loan Mortgage Corporation, 4.125% due 07/12/10	783,328
599,045	Federal Home Loan Mortgage Corporation, 5.00% due 05/01/20	596,320
1,600,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	1,659,123
1,243,276	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,238,048
325,000	Federal National Mortgage Association, 4.10% due 06/18/12 (c)	325,837
1,006,440	Federal National Mortgage Association, 4.50% due 08/01/20	985,664
1,500,000	Federal National Mortgage Association, 4.625% due 10/15/14	1,526,382
2,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	2,045,096
250,000	Federal National Mortgage Association, 5.375% due 06/12/17	262,573
1,172,006	Federal National Mortgage Association, 6.00% due 10/01/37	1,188,566
TOTAL AGENCY OBLIGATIONS		11,735,466
(COST $11,604,471)
U.S. TREASURY OBLIGATIONS — 6.03%
650,000	U.S. Treasury Note, 4.50% due 05/15/10	677,168
3,160,000	U.S. Treasury Note, 4.75% due 08/15/17	3,388,360
625,000	U.S. Treasury Note, 5.00% due 05/15/37	695,459
TOTAL U.S. TREASURY OBLIGATIONS		4,760,987
(COST $4,600,234)
CONVERTIBLE CORPORATE BONDS — 2.73%
CONSUMER DISCRETIONARY — 2.73%
300,000	Invesco Ltd., 4.50% due 12/15/09	287,819
1,000,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	951,250
1,000,000	Lions Gate Entertainment Corp., 3.625% due 03/15/25 (c)	918,750
TOTAL CONVERTIBLE CORPORATE BONDS		2,157,819
(COST $2,194,551)

See Accompanying Notes to Financial Statements.

AFBA 5STAR

BALANCED FUND (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
MONEY MARKET ACCOUNT — 3.84%
3,034,989	PNC Bank Money Market (a)	$3,034,989
TOTAL MONEY MARKET ACCOUNT		3,034,989
(COST $3,034,989)
TOTAL INVESTMENTS — 101.87%		80,447,774
(COST $82,488,567)#
Liabilities in excess of other assets — (1.87%)		(1,480,257)
TOTAL NET ASSETS — 100.00%		$78,967,517

ADR — American Depository Receipt

LP — Limited Partnership

PLC — Public Limited Company

REIT — Real Estate Investment Trust

  (a)  The interest rate on September 30, 2008 was 1.51%.

  (b)  Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registation, normally to qualified institutional buyers.

  (c)  Stepped coupon bond — the rate shown is the rate in effect on September 30, 2008.

  (d)  Indicates a variable rate security.

  *  Non-income producing security

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation $4,763,986 and gross depreciation of $6,804,779 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax purpose was $82,488,567.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$52,744,982	$—
Level 2 — Other Significant Observable Inputs	27,702,792	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$80,447,774	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

TOTAL RETURN BOND FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

FACE AMOUNT	COMPANY	VALUE
AGENCY OBLIGATIONS — 41.82%
$1,890,000	Federal Home Loan Bank, 5.75% due 05/15/12	$2,010,599
300,000	Federal Home Loan Mortgage Corporation, 5.00% due 06/11/09	303,621
2,300,000	Federal Home Loan Mortgage Corporation, 5.125% due 08/23/10	2,384,989
1,420,886	Federal Home Loan Mortgage Corporation, 5.50% due 04/01/37	1,414,912
300,000	Federal National Mortgage Association, 4.10% due 06/18/12 (c)	300,773
1,258,503	Federal National Mortgage Association, 4.50% due 08/01/20	1,232,524
1,000,000	Federal National Mortgage Association, 4.75% due 03/12/10	1,022,548
200,000	Federal National Mortgage Association, 5.375% due 06/12/17	210,059
1,465,007	Federal National Mortgage Association, 6.00% due 10/01/37	1,485,707
TOTAL AGENCY OBLIGATIONS		10,365,732
(COST $9,859,979)
CORPORATE BONDS — 34.66%
CONSUMER DISCRETIONARY — 11.80%
140,000	American Express Travel Related Services Co., Inc., 5.25% due 11/21/11 (b)	133,715
25,000	Ford Motor Credit Co., 5.80% due 01/12/09	23,738
575,000	Ford Motor Credit Co., 7.375% due 10/28/09	462,386
235,000	GameStop Corp., 8.00% due 10/01/12	237,350
281,000	General Electric Capital Corp., 5.00% due 04/10/12	262,967
300,000	Hartford Financial Services Group, 5.375% due 03/15/17	257,950
300,000	International Lease Finance Corp., 4.875% due 09/01/10	217,064
340,000	Mandalay Resort Group, 7.625% due 07/15/13	256,700
100,000	Penske Auto Group, Inc., 7.75% due 12/15/16	72,000
325,000	Phillips Van-Heusen, 7.75% due 11/15/23	326,013
250,000	Prudential Financial, Inc., 5.10% due 09/20/14	227,370
575,000	Royal Caribbean Cruises Ltd., 7.50% due 10/15/27	445,625
		2,922,878
CONSUMER STAPLES — 2.20%
250,000	Diego Capital PLC, 5.20% due 01/30/13	249,009
300,000	Coca-Cola Co. (The), 5.35% due 11/15/17	297,105
		546,114
FINANCIALS — 11.86%
175,000	Bank of America Corp., 5.375% due 09/11/12	163,011
325,000	Caterpillar Financial Services Corp., 4.90% due 08/15/13	308,060
250,000	Fifth Third Bancorp, 6.25% due 05/01/13	212,676
150,000	Goldman Sachs Group, Inc. (The), 6.60% due 01/15/12	139,928
235,000	JPMorgan Chase & Co., 5.375% due 10/01/12	227,226
300,000	KeyCorp, 6.50% due 05/14/13	216,158
500,000	Marshall & Ilsley Corp., 5.626% due 08/17/09	485,948
150,000	Merrill Lynch & Co., Inc., 5.77% due 07/25/11	143,118
400,000	Morgan Stanley, 5.05% due 01/12/11	288,168
215,000	SunTrust Banks, Inc., 5.25% due 11/05/12	193,313
166,000	Union Planters Corp., 4.375% due 12/01/10	151,439
200,000	Wachovia Corp., 5.25% due 08/01/14	122,775
300,000	Wells Fargo & Co., 5.25% due 10/23/12	288,213
		2,940,033
HEALTH CARE — 3.15%
445,000	Abbott Laboratories, 5.60% due 05/15/11	460,198
325,000	GlaxoSmithKline Capital, Inc., 4.85% due 05/15/13	319,386
		779,584

See Accompanying Notes to Financial Statements.

AFBA 5STAR

TOTAL RETURN BOND FUND

(continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

FACE AMOUNT OR SHARES	COMPANY	VALUE
CORPORATE BONDS (continued)
INDUSTRIALS — 0.18%
$50,000	American Railcar Industries, Inc., 7.50% due 03/01/14	$44,500
RETAIL — 2.02%
200,000	Home Depot, Inc., 3.75% due 09/15/09	195,380
300,000	Lowe's Companies, Inc., 5.60% due 09/15/12	306,249
		501,629
TELECOMMUNICATION SERVICES — 3.45%
280,000	Rodgers Wireless, Inc., 7.50% due 03/15/15	284,978
360,000	SBC Communications, 5.875% due 08/15/12	360,266
212,000	Vodafone Group PLC, 5.50% due 06/15/11	210,145
		855,389
TOTAL CORPORATE BONDS		8,590,127
(COST $9,712,767)
U.S. TREASURY OBLIGATIONS — 17.40%
200,000	U.S. Treasury Note, 4.00% due 02/15/14	210,266
275,000	U.S. Treasury Note, 4.50% due 05/15/10	286,494
2,600,000	U.S. Treasury Note, 4.75% due 08/15/17	2,787,891
925,000	U.S. Treasury Note, 5.00% due 05/15/37	1,029,280
TOTAL U.S. TREASURY OBLIGATIONS		4,313,931
(COST $4,133,687)
CONVERTIBLE CORPORATE BONDS — 3.27%
300,000	Invesco Ltd., 4.50% due 12/15/09	287,819
550,000	Lions Gate Entertainment Corp., 2.9375% due 10/15/24	523,188
TOTAL CONVERTIBLE CORPORATE BONDS		811,007
(COST $845,422)
CONVERTIBLE PREFERRED STOCK — 1.33%
FINANCIALS — 1.33%
13,350	Boston Private Financial Corp., 4.875%, 10/1/34	330,412
TOTAL CONVERTIBLE PREFERRED STOCK		330,412
(COST $638,782)
PREFERRED STOCK — 0.09%
FINANCIAL SERVICES — 0.09%
10,400	Federal National Mortgage Association, 8.25% - Perpetual Series S (d)	22,672
TOTAL PREFERRED STOCK		22,672
(COST $260,000)

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
MONEY MARKET ACCOUNT — 0.73%
180,477	PNC Bank Money Market (a)	$180,477
TOTAL MONEY MARKET ACCOUNT		180,477
(Cost $180,477)
TOTAL INVESTMENTS — 99.30%		24,614,358
(COST $25,631,114)#
Other assets in excess of liabilities — 0.70%		172,462
TOTAL NET ASSETS — 100.00%		$24,786,820

PLC — Public Limited Company

  (a)  The interest rate on September 30, 2008 was 1.51%.

  (b)  Security exempt registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

  (c)  Stepped coupon bond — the rate shown is the rate in effect on September 30, 2008.

  (d)  Indicates a variable rate security.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $429,956 and gross depreciation of $1,447,023 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax pupose was $25,631,425.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$533,561	$—
Level 2 — Other Significant Observable Inputs	24,080,797	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$24,614,358	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SCIENCE & TECHNOLOGY FUND

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS — 100.43%
CONSUMER DISCRETIONARY — 3.32%
Media — 3.32%
2,500	Arbitron, Inc.	$111,725
6,600	Dolby Laboratories, Inc. Class A*	232,254
		343,979
HEALTH CARE — 34.50%
Biotechnology — 9.84%
4,300	Amgen, Inc*	254,861
3,000	Applied Biosystems, Inc.	102,750
2,100	Charles River Laboratories*	116,613
5,300	Gilead Sciences, Inc*	241,574
2,300	Invitrogen Corp.*	86,940
10,900	Qiagen N.V.*	215,057
		1,017,795
Health Care Equipment & Supplies — 7.22%
3,500	CR Bard, Inc.	332,045
5,800	Varian Medical Systems, Inc.*	331,354
1,300	Zimmer Holdings, Inc.*	83,928
		747,327
Health Care Providers & Services — 9.78%
7,600	athenahealth, Inc.*	252,852
2,000	Covance, Inc.*	176,820
16,400	Dialysis Corp of America*	128,740
8,000	Eclipsys Corp.*	167,600
13,500	NightHawk Radiology Holdings, Inc.*	97,470
4,500	Quality Systems, Inc.	190,170
		1,013,652
Laboratory Analytical Instruments — 1.88%
4,800	Illumina, Inc.*	194,544
Pharmaceuticals — 5.78%
9,700	Schering-Plough Corp.	179,159
5,200	Teva Pharmaceutical Industries Ltd. ADR	238,108
4,900	Wyeth	181,006
		598,273
		3,571,591
INDUSTRIALS — 0.84%
Construction & Engineering — 0.84%
1,500	Energy Conversion Devices, Inc.*	87,375
INFORMATION TECHNOLOGY — 58.96%
Communications Equipment — 5.42%
3,500	Black Box Corp.	120,855
10,975	Cisco Systems, Inc.*	247,596
12,300	Corning, Inc.	192,372
		560,823

See Accompanying Notes to Financial Statements.

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 58.96% (continued)
Computer Integrated Systems Design — 6.07%
8,400	eBay, Inc.*	$187,992
7,100	Evergreen Solar, Inc.*	39,192
200	First Solar, Inc. *	37,782
250	Google, Inc. Class A*	100,130
1,300	SunPower Corp. Class A*	92,209
9,900	Yahoo! Inc.*	171,270
		628,575
Computer Storage Devices — 2.75%
12,700	EMC Corp.*	151,892
6,800	SanDisk Corp.*	132,940
		284,832
Electronic Equipment & Instruments — 2.64%
9,100	National Instruments Corp.	273,455
Electronic Lighting & Wiring Equipment — 2.17%
13,500	Daktronics, Inc.	224,910
Internet Software & Services — 1.67%
9,900	Akamai Technologies, Inc.*	172,656
Materials — 1.95%
6,300	Cabot Microelectronics Corp.*	202,104
Semiconductor Equipment — 5.96%
16,200	Applied Materials, Inc.	245,106
3,900	Lam Research Corp.*	122,811
5,200	MKS Instruments, Inc.*	103,532
2,700	Novellus Systems, Inc.*	53,028
3,700	Varian Semiconductor Equipment Associates, Inc.*	92,944
		617,421
Semiconductors — 17.14%
10,200	Altera Corp.	210,936
10,000	Atheros Communications*	235,800
7,800	Broadcom Corp. Class A*	145,314
10,800	Cree, Inc.*	246,024
9,425	Intel Corp.	176,530
15,000	IXYS Corp.*	136,350
10,350	Maxim Integrated Products	187,335
6,500	Microchip Technology, Inc.	191,295
4,500	Microsemi Corp.*	114,660
6,700	NVIDIA Corp.*	71,757
5,100	Omnivision Technologies, Inc.*	58,191
		1,774,192

See Accompanying Notes to Financial Statements.

AFBA 5STAR

SCIENCE & TECHNOLOGY FUND

    (continued)

SCHEDULE OF INVESTMENTS

September 30, 2008 (unaudited)

SHARES	COMPANY	VALUE
COMMON STOCKS (continued)
INFORMATION TECHNOLOGY — 58.96% (continued)
Software — 13.19%
8,200	Adobe Systems, Inc.	$323,654
5,300	Cadence Design Systems, Inc.*	35,828
9,700	Citrix Systems, Inc.*	245,022
6,300	Manhattan Associates, Inc.*	140,742
12,000	Microsoft Corp.	320,280
12,300	Oracle Corp.*	249,813
3,400	Red Hat, Inc.*	51,238
		1,366,577
		6,105,545
MATERIALS — 2.81%
Chemicals — 2.81%
4,600	Sigma-Aldrich Corp.	241,132
2,900	Zoltek Companies, Inc. *	49,619
		290,751
TOTAL COMMON STOCKS		10,399,241
(COST $10,863,091)
MONEY MARKET ACCOUNT — 0.45%
46,794	PNC Bank Money Market (a)	46,794
TOTAL MONEY MARKET ACCOUNT		46,794
(COST $46,794)
TOTAL INVESTMENTS — 100.88%		10,446,035
(COST $10,909,885)#
Liabilities in excess of other assets — (0.88%)		(91,130)
TOTAL NET ASSETS — 100.00%		$10,354,905

ADR — American Depository Receipt

  *  Non-income producing security.

  (a)  The interest rate on September 30, 2008 was 1.51%.

  #  Federal Income Tax Information: Net unrealized depreciation of investments is comprised of gross appreciation of $1,061,635 and gross depreciation of $1,628,604 of federal income tax purpose. At September 30, 2008, the aggregate cost of securities for federal income tax pupose was $11,013,004.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 — quoted prices in active markets for identical securities

Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund's assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 — Quoted Prices	$10,446,035	$—
Level 2 — Other Significant Observable Inputs	—	—
Level 3 — Significant Unobservable Inputs	—	—
Total	$10,446,035	$—

  *  Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of September 30, 2008, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES

September 30, 2008 (unaudited)

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
ASSETS:
Investments at value	$16,034,627	$32,163,447	$43,175,121
Receivables:
Investment securities sold	—	566,193	—
Dividends	30,578	20,251	29,603
Interest	536	741	2,022
Capital shares sold	1,775	33,267	2,706
From Advisor	3,557	10,907	—
Prepaid expenses and other asset	30,425	61,706	51,042
Total assets	16,101,498	32,856,512	43,260,494
LIABILITIES:
Payables:
Investment securities purchased	—	256,449	883,492
Capital shares redeemed	50,274	289,626	14,988
Administrative fees	4,067	9,492	10,552
Professional fees	9,962	9,933	9,933
Custody fees	200	4,620	3,951
To Advisor	—	—	8,097
Cash overdraft	—	113,642	—
Other accrued expenses and liabilities	13,642	52,855	27,192
Total liabilities	78,145	736,617	958,205
NET ASSETS	$16,023,353	$32,119,895	$42,302,289
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$20,916,390	$48,266,810	$48,499,203
Undistributed (accumulated) net investment income (loss)	22,694	(137,287)	(56,019)
Accumulated net realized loss from investment transactions	(659,604)	(9,915,213)	(3,911,294)
Net unrealized depreciation from investment transactions	(4,256,127)	(6,094,415)	(2,229,601)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$16,023,353	$32,119,895	$42,302,289
Investments at cost	$20,290,754	$38,257,862	$45,404,722

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES (continued)

September 30, 2008 (unaudited)

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
Class I Shares
Net Assets	$11,664,621	$9,010,877	$39,258,229
Shares of Capital Stock Outstanding	1,242,932	904,120	3,248,812
Net Asset Value Per Share	$9.38	$9.97	$12.08
Advisor Class Shares
Net Assets	$2,526,823	$17,069,634	$1,843,984
Shares of Capital Stock Outstanding	275,354	1,756,201	155,452
Net Asset Value Per Share	$9.18	$9.72	$11.86
Class B Shares
Net Assets	$188,266	$1,362,046	$258,916
Shares of Capital Stock Outstanding	22,071	150,966	23,246
Net Asset Value Per Share	$8.53	$9.02	$11.14
Class C Shares
Net Assets	$1,643,643	$4,677,338	$941,160
Shares of Capital Stock Outstanding	192,597	518,014	84,524
Net Asset Value Per Share	$8.53	$9.03	$11.13

See Accompanying Notes to Financial Statements.

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
ASSETS:
Investments at value	$80,447,774	$24,614,358	$10,446,035
Receivables:
Investment securities sold	—	—	17,046
Dividends	115,202	—	1,938
Interest	293,026	295,308	116
Capital shares sold	196,146	6,875	36,153
From Advisor	—	417	10,047
Prepaid expenses and other assets	30,566	29,505	31,840
Total assets	81,082,714	24,946,463	10,543,175
LIABILITIES:
Payables:
Investment securities purchased	1,583,461	—	38,819
Capital shares redeemed	430,227	126,272	123,315
Dividend distributions	2,263	—	—
Administrative fees	19,396	6,064	2,604
Professional fees	11,032	11,032	10,207
Custody fees	3,326	3,379	2,614
To Advisor	21,249	—	—
Other accrued expenses	44,243	12,896	10,711
Total liabilities	2,115,197	159,643	188,270
NET ASSETS	$78,967,517	$24,786,820	$10,354,905
NET ASSETS CONSIST OF:
Capital (capital stock and paid-in capital)	$83,682,140	$26,003,766	$10,853,248
Undistributed (accumulated) net investment income (loss)	83,382	22,391	(67,768)
Accumulated net realized gain (loss) from investment transactions	(2,757,212)	(222,581)	33,275
Net unrealized depreciation from investment transactions	(2,040,793)	(1,016,756)	(463,850)
NET ASSETS APPLICABLE TO OUTSTANDING SHARES	$78,967,517	$24,786,820	$10,354,905
Investments at cost	$82,488,567	$25,631,114	$10,909,885

See Accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS
AND LIABILITIES (continued)

September 30, 2008 (unaudited)

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
Class I Shares
Net Assets	$38,869,883	$20,622,567	$7,343,188
Shares of Capital Stock Outstanding	3,588,186	2,583,412	640,846
Net Asset Value Per Share	$10.83	$7.98	$11.46
Advisor Class Shares
Net Assets	$23,206,709	$1,746,946	$1,545,956
Shares of Capital Stock Outstanding	2,048,266	203,207	137,379
Net Asset Value Per Share	$11.33	$8.60	$11.25
Class B Shares
Net Assets	$1,564,397	$1,262,614	$88,314
Shares of Capital Stock Outstanding	140,523	148,967	8,336
Net Asset Value Per Share	$11.13	$8.48	$10.59
Class C Shares
Net Assets	$15,326,528	$1,154,693	$1,377,447
Shares of Capital Stock Outstanding	1,376,434	138,570	129,996
Net Asset Value Per Share	$11.13	$8.33	$10.60

See Accompanying Notes to Financial Statements.

[This page intentionally left blank.]

STATEMENTS OF
OPERATIONS

Six Months Ended September 30, 2008 (unaudited)

	MID CAP VALUE FUND	SMALL CAP FUND	LARGE CAP GROWTH FUND
INVESTMENT INCOME:
Dividends	$148,978	$187,449	$165,505
Interest	4,564	1,243	6,154
Foreign taxes withheld	—	(204)	—
Total investment income	153,542	188,488	171,659
EXPENSES:
Advisor fees	72,297	161,552	136,959
Administration fees	25,877	65,271	48,838
12b-1 fees	8,648	29,270	4,547
Shareholder service fees	6,525	38,035	3,997
Transfer Agent fees	17,938	82,829	32,828
Registration fees	29,280	29,280	29,280
Legal fees	9,682	9,683	9,684
Audit fees	7,287	7,287	7,287
Custodian fees	9,124	20,875	9,981
Printing fees	2,798	6,816	6,202
Director fees	6,400	6,221	6,221
Insurance fees	3,849	5,422	7,920
Miscellaneous fees	10,962	30,960	18,839
Total expenses before reimbursement and waivers	210,667	493,501	322,583
Less: expense reimbursement and waivers	(79,819)	(167,726)	(94,905)
Net expenses	130,848	325,775	227,678
Net investment income (loss)	22,694	(137,287)	(56,019)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions	215,367	(3,279,191)	(2,290,815)
Net change in unrealized appreciation (depreciation) on investments	(662,500)	1,233,418	(4,709,522)
Net realized and unrealized loss on investments	(447,133)	(2,045,773)	(7,000,337)
Net decrease in net assets resulting from operations	$(424,439)	$(2,183,060)	$(7,056,356)

See Accompanying Notes to Financial Statements.

	BALANCED FUND	TOTAL RETURN BOND FUND	SCIENCE & TECHNOLOGY FUND
INVESTMENT INCOME:
Dividends	$1,027,756	$18,860	$30,635
Interest	704,568	664,842	525
Foreign taxes withheld	(204)	—	(203)
Total investment income	1,732,120	683,702	30,957
EXPENSES:
Advisor fees	324,368	105,488	46,944
Administration fees	119,853	37,774	16,799
12b-1 fees	66,243	10,730	6,470
Shareholder service fees	50,426	6,048	4,235
Transfer Agent fees	60,090	18,038	13,565
Registration fees	29,280	29,280	29,280
Legal fees	9,684	9,683	9,683
Audit fees	8,387	8,387	7,562
Custodian fees	8,221	7,753	8,106
Printing fees	12,675	4,207	1,920
Director fees	6,221	6,221	7,941
Insurance fees	4,322	3,983	3,813
Miscellaneous fees	33,336	14,336	8,479
Total expenses before reimbursement and waivers	733,106	261,928	164,797
Less: expense reimbursement and waivers	(178,336)	(102,741)	(66,072)
Net expenses	554,770	159,187	98,725
Net investment income (loss)	1,177,350	524,515	(67,768)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) from investment transactions	(2,757,212)	(92,145)	264,236
Net change in unrealized appreciation (depreciation) on investments	(2,586,995)	(1,597,504)	(651,497)
Net realized and unrealized loss on investments	(5,344,207)	(1,689,649)	(387,261)
Net decrease in net assets resulting from operations	$(4,166,857)	$(1,165,134)	$(455,029)

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	MID CAP VALUE FUND		SMALL CAP FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008
OPERATIONS:
Net investment income (loss)	$22,694	$(86,641)	$(137,287)	$(1,200,140)
Net realized gain (loss) from investment transactions	215,367	7,780,565	(3,279,191)	29,194,469
In-kind redemptions (See Note 8)	—	—	—	24,696,367
Net change in unrealized appreciation (depreciation) on investments	(662,500)	(8,869,886)	1,233,418	(53,733,755)
Net increase (decrease) in net assets resulting from operations	(424,439)	(1,175,962)	(2,183,060)	(1,043,059)
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions
Class I	(4,959)	(5,385,580)	(428)	(4,844,689)
Advisor Class	(1,192)	(1,780,007)	(1,015)	(26,531,658)
Class B	(96)	(125,117)	(83)	(997,857)
Class C	(888)	(1,438,312)	(296)	(5,571,264)
Class R	—	(5,429)	—	(11,311)
Total distributions to shareholders	(7,135)	(8,734,445)	(1,822)	(37,956,779)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	476,044	1,851,741	1,436,028	10,245,991
Reinvested distributions	2,792	7,584,289	1,472	35,521,239
Proceeds from shares issued due to fund merger (See Note 9)	—	—	—	—
Shares repurchased	(1,505,583)	(15,437,469)	(13,736,431)	(216,940,783)
Redemption fess received	460	1,413	3,281	12,626
Net increase (decrease) from capital share transactions	(1,026,287)	(6,000,026)	(12,295,650)	(171,160,927)
Net increase (decrease) in net assets	(1,457,861)	(15,910,433)	(14,480,532)	(210,160,765)
NET ASSETS:
Beginning of period	17,481,214	33,391,647	46,600,427	256,761,192
End of period	$16,023,353	$17,481,214	$32,119,895	$46,600,427
Undistributed (accumulated) net investment income (loss) at end of period	$22,694	$—	$(137,287)	$—
*Fund share transactions:
Shares issued	46,816	135,635	135,830	618,405
Reinvested distributions	286	649,705	146	2,371,249
Shares issued due to fund merger (See Note 9)	—	—	—	—
Shares redeemed	(155,091)	(1,029,199)	(1,328,310)	(12,085,017)
Net increase (decrease) in fund shares	(107,989)	(243,859)	(1,192,334)	(9,095,363)

See Accompanying Notes to Financial Statements.

	LARGE CAP GROWTH FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008
OPERATIONS:
Net investment income (loss)	$(56,019)	$(120,343)
Net realized gain (loss) from investment transactions	(2,290,815)	7,432,015
In-kind redemptions (See Note 8)	—	—
Net change in unrealized appreciation (depreciation) on investments	(4,709,522)	(6,596,036)
Net increase (decrease) in net assets resulting from operations	(7,056,356)	715,636
DISTRIBUTIONS TO SHAREHOLDERS:
Net realized gain from investment transactions
Class I	—	(6,271,479)
Advisor Class	—	(382,180)
Class B	—	(24,396)
Class C	—	(245,363)
Class R	—	(3,246)
Total distributions to shareholders	—	(6,926,664)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	703,145	4,520,409
Reinvested distributions	—	6,137,468
Proceeds from shares issued due to fund merger (See Note 9)	23,504,850	—
Shares repurchased	(2,525,849)	(3,641,344)
Redemption fess received	68	463
Net increase (decrease) from capital share transactions	21,682,214	7,016,996
Net increase (decrease) in net assets	14,625,858	805,968
NET ASSETS:
Beginning of period	27,676,431	26,870,463
End of period	$42,302,289	$27,676,431
Undistributed (accumulated) net investment income (loss) at end of period	$(56,019)	$—
*Fund share transactions:
Shares issued	49,171	275,489
Reinvested distributions	—	363,736
Shares issued due to fund merger (See Note 9)	1,691,128	—
Shares redeemed	(178,108)	(227,373)
Net increase (decrease) in fund shares	1,562,191	411,852

See Accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

	BALANCED FUND		TOTAL RETURN BOND FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008
OPERATIONS:
Net investment income (loss)	$1,177,350	$2,350,152	$524,515	$941,002
Net realized gain (loss) from investment transactions	(2,757,212)	15,074,776	(92,145)	712,472
Net change in unrealized appreciation (depreciation) on investments	(2,586,995)	(13,179,382)	(1,597,504)	(680,840)
Net increase (decrease) in net assets resulting from operations	(4,166,857)	4,245,546	(1,165,134)	972,634
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	(652,905)	(1,378,829)	(447,397)	(694,061)
Advisor Class	(334,844)	(557,976)	(35,830)	(118,254)
Class B	(17,442)	(32,442)	(21,109)	(63,572)
Class C	(171,902)	(300,828)	(20,097)	(57,377)
Class R	—	(348)	—	(508)
Net realized gain from investment transactions
Class I	(590,686)	(8,653,160)	—	(824,782)
Advisor Class	(321,582)	(3,503,091)	—	(160,251)
Class B	(22,970)	(307,413)	—	(108,470)
Class C	(225,817)	(2,825,100)	—	(98,894)
Class R	—	(2,568)	—	(765)
Total distributions to shareholders	(2,338,148)	(17,561,755)	(524,433)	(2,126,934)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	10,439,235	16,674,701	730,497	10,456,645
Reinvested distributions	1,215,062	9,115,581	114,465	1,341,518
Shares repurchased	(7,213,144)	(19,863,931)	(1,490,952)	(5,069,990)
Redemption fees received	2,066	8,183	6,610	731
Net increase (decrease) from capital share transactions	4,443,219	5,934,534	(639,380)	6,728,904
Net increase (decrease) in net assets	(2,061,786)	(7,381,675)	(2,328,947)	5,574,604
NET ASSETS:
Beginning of period	81,029,303	88,410,978	27,115,767	21,541,163
End of period	$78,967,517	$81,029,303	$24,786,820	$27,115,767
Undistributed (accumulated) net investment income (loss) at end of period	$83,382	$83,125	$22,391	$22,309
*Fund share transactions:
Shares issured	879,982	1,212,886	84,291	1,225,452
Reinvested distributions	108,164	706,767	13,505	152,615
Shares redeemed	(613,599)	(1,379,152)	(171,070)	(548,921)
Net increase (decrease) in fund shares	374,547	540,501	(73,274)	829,146

See Accompanying Notes to Financial Statements.

	SCIENCE & TECHNOLOGY FUND
	SIX MONTHS ENDED SEPTEMBER 30, 2008 (unaudited)	YEAR ENDED MARCH 31, 2008
OPERATIONS:
Net investment income (loss)	$(67,768)	$(143,706)
Net realized gain (loss) from investment transactions	264,236	953,343
Net change in unrealized appreciation (depreciation) on investments	(651,497)	(1,721,563)
Net increase (decrease) in net assets resulting from operations	(455,029)	(911,926)
DISTRIBUTIONS TO SHAREHOLDERS:
Net investment income
Class I	—	—
Advisor Class	—	—
Class B	—	—
Class C	—	—
Class R	—	—
Net realized gain from investment transactions
Class I	—	(748,487)
Advisor Class	—	(197,375)
Class B	—	(13,801)
Class C	—	(170,354)
Class R	—	(1,404)
Total distributions to shareholders	—	(1,131,421)
CAPITAL SHARE TRANSACTIONS:*
Shares sold	512,728	1,690,388
Reinvested distributions	—	501,464
Shares repurchased	(1,006,360)	(2,297,136)
Redemption fees received	110	131
Net increase (decrease) from capital share transactions	(493,522)	(105,153)
Net increase (decrease) in net assets	(948,551)	(2,148,500)
NET ASSETS:
Beginning of period	11,303,456	13,451,956
End of period	$10,354,905	$11,303,456
Undistributed (accumulated) net investment income (loss) at end of period	$(67,768)	$—
*Fund share transactions:
Shares issured	41,380	118,325
Reinvested distributions	—	37,887
Shares redeemed	(83,477)	(168,569)
Net increase (decrease) in fund shares	(42,097)	(12,357)

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$9.66	$16.24	$16.07	$12.96	$12.80	$7.77	$9.45	$16.04	$15.92	$12.87	$12.74	$7.75
Income from investment operations:
Net investment income (loss)	0.02	— †	(0.09)	(0.07)	(0.09)	(0.07)	0.01	(0.08)	(0.12)	(0.10)	(0.06)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	(0.30)	(0.70)	0.40	3.21	0.39	5.10	(0.28)	(0.63)	0.38	3.18	0.33	5.03
Total from investment operations	(0.28)	(0.70)	0.31	3.14	0.30	5.03	(0.27)	(0.71)	0.26	3.08	0.27	4.99
Less distributions:
Distributions from capital gains	— †	(5.88)	(0.14)	(0.03)	(0.14)	—	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Total distributions	— †	(5.88)	(0.14)	(0.03)	(0.14)	—	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Net asset value, end of period	$9.38	$9.66	$16.24	$16.07	$12.96	$12.80	$9.18	$9.45	$16.04	$15.92	$12.87	$12.74
Total return*	(2.86%)	(9.16%)	1.96%	24.26%	2.31%	64.74%	(2.82%)	(9.40%)	1.66%	23.96%	2.08%	64.39%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$12	$12	$14	$4	$3	$3	$3	$3	$13	$13	$4	$1
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.28%	1.23%	1.53%	1.53%	1.53%	1.53%	1.53%	1.51%
Ratio of net investment loss to average net assets**	0.43%	0.01%	(0.56%)	(0.46%)	(0.66%)	(0.74%)	0.16%	(0.52%)	(0.80%)	(0.69%)	(0.88%)	(1.02%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.16%	1.91%	1.60%	2.78%	6.66%	17.78%	2.41%	1.98%	1.86%	2.88%	8.69%	16.36%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.45%)	(0.62%)	(0.88%)	(1.96%)	(6.04%)	(17.29%)	(0.72%)	(0.97%)	(1.13%)	(2.04%)	(8.04%)	(15.87%)
Portfolio turnover rate	24%	138%	22%	19%	18%	22%	24%	138%	22%	19%	18%	22%

†  Amount represents less than $0.005 per share.

*  Total return not annualized for periods less than one full year.

**  Annualized for periods less than one full year.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$8.82	$15.44	$15.44	$12.58	$12.55	$7.69
Income from investment operations:
Net investment income (loss)	(0.03)	(0.13)	(0.23)	(0.20)	(0.15)	(0.11)
Net gain (loss) on securities (both realized and unrealized)	(0.26)	(0.61)	0.37	3.09	0.32	4.97
Total from investment operations	(0.29)	(0.74)	0.14	2.89	0.17	4.86
Less distributions:
Distributions from capital gains	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Total distributions	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Net asset value, end of period	$8.53	$8.82	$15.44	$15.44	$12.58	$12.55
Total return*	(3.25%)	(10.05%)	0.93%	23.00%	1.31%	63.20%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$0.19	$0.21	$0.34	$0.31	$0.09	$0.05
Ratio of expenses to average net assets**	2.28%	2.28%	2.28%	2.28%	2.28%	2.26%
Ratio of net investment loss to average net assets**	(0.58%)	(1.04%)	(1.55%)	(1.43%)	(1.65%)	(1.77%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	3.16%	2.88%	2.62%	3.59%	8.61%	17.78%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.46%)	(1.64%)	(1.89%)	(2.74%)	(7.98%)	(17.29%)
Portfolio turnover rate	24%	138%	22%	19%	18%	22%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

MID CAP VALUE FUND (continued)

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$8.83	$15.45	$15.45	$12.58	$12.55	$7.69
Income from investment operations:
Net investment income (loss)	(0.03)	(0.15)	(0.23)	(0.20)	(0.08)	(0.05)
Net gain (loss) on securities (both realized and unrealized)	(0.27)	(0.59)	0.37	3.10	0.25	4.91
Total from investment operations	(0.30)	(0.74)	0.14	2.90	0.17	4.86
Less distributions:
Distributions from capital gains	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Total distributions	— †	(5.88)	(0.14)	(0.03)	(0.14)	—
Net asset value, end of period	$8.53	$8.83	$15.45	$15.45	$12.58	$12.55
Total return*	(3.24%)	(10.04%)	0.93%	23.08%	1.31%	63.20%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$2	$2	$5	$6	$4	$0.51
Ratio of expenses to average net assets**	2.28%	2.28%	2.28%	2.28%	2.28%	2.27%
Ratio of net investment loss to average net assets**	(0.63%)	(1.12%)	(1.55%)	(1.45%)	(1.62%)	(1.77%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	3.16%	2.83%	2.62%	3.76%	11.14%	16.60%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.51%)	(1.67%)	(1.89%)	(2.93%)	(10.48%)	(16.10%)
Portfolio turnover rate	24%	138%	22%	19%	18%	22%

†  Amount represents less than $0.005 per share.
*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SMALL CAP FUND

	CLASS I
	SIX MONTHS ENDED SEPTEMBER 30,
Condensed data for a share of capital stock	2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$10.65	$19.19	$18.70	$15.68	$15.18	$8.29
Income from investment operations:
Net investment loss	(0.02)	(0.09)	(0.09)	(0.10)	(0.09)	(0.09)
Net gain (loss) on securities (both realized and unrealized)	(0.66)	(2.17)	0.95	3.22	0.60	7.03
Total from investment operations	(0.68)	(2.26)	0.86	3.12	0.51	6.94
Less distributions:
Distributions from capital gains.	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Total distributions	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Net asset value, end of period	$9.97	$10.65	$19.19	$18.70	$15.68	$15.18
Total return*	(6.38%)	(19.70%)	4.74%	19.96%	3.36%	83.80%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$9	$10	$16	$9	$7	$7
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.28%	1.23%
Ratio of net investment loss to average net assets**	(0.43%)	(0.54%)	(0.52%)	(0.62%)	(0.55%)	(0.80%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.12%	1.62%	1.28%	1.32%	1.61%	4.31%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.27%)	(0.88%)	(0.52%)	(0.66%)	(0.88%)	(3.88%)
Portfolio turnover rate	46%	148%	18%	24%	26%	23%

†  Amount represents less than $0.005 per share.

*  Total return not annualized for periods less than one full year.

**  Annualized for periods less than one full year.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SMALL CAP FUND (continued)

	ADVISOR CLASS						CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$10.39	$18.92	$18.49	$15.54	$15.08	$8.26	$9.69	$18.14	$17.89	$15.15	$14.82	$8.17
Income from investment operations:
Net investment loss	(0.04)	(0.14)	(0.14)	(0.14)	(0.07)	(0.05)	(0.07)	(0.23)	(0.26)	(0.26)	(0.15)	(0.15)
Net gain (loss) on securities (both realized and unrealized)	(0.63)	(2.11)	0.94	3.19	0.54	6.92	(0.60)	(1.94)	0.88	3.10	0.49	6.85
Total from investment operations	(0.67)	(2.25)	0.80	3.05	0.47	6.87	(0.67)	(2.17)	0.62	2.84	0.34	6.70
Less distributions:
Distributions from capital gains	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Total distributions	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Net asset value, end of period	$9.72	$10.39	$18.92	$18.49	$15.54	$15.08	$9.02	$9.69	$18.14	$17.89	$15.15	$14.82
Total return*	(6.44%)	(19.98%)	4.47%	19.69%	3.11%	83.26%	(6.91%)	(20.48%)	3.61%	18.80%	2.29%	82.09%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$17	$28	$216	$181	$121	$21	$1	$2	$3	$4	$3	$0.74
Ratio of expenses to average net assets**	1.53%	1.53%	1.53%	1.53%	1.53%	1.51%	2.28%	2.28%	2.28%	2.28%	2.28%	2.25%
Ratio of net investment loss to average net assets**	(0.68%)	(0.83%)	(0.78%)	(0.87%)	(0.87%)	(1.07%)	(1.43%)	(1.54%)	(1.54%)	(1.62%)	(1.62%)	(1.81%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.36%	1.70%	1.53%	1.57%	1.96%	4.24%	3.11%	2.61%	2.28%	2.32%	2.65%	5.11%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.51%)	(1.00%)	(0.78%)	(0.91%)	(1.30%)	(3.80%)	(2.26%)	(1.87%)	(1.54%)	(1.66%)	(1.99%)	(4.67%)
Portfolio turnover rate	46%	148%	18%	24%	26%	23%	46%	148%	18%	24%	26%	23%

†  Amount represents less than $0.005 per share.
*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$9.70	$18.16	$17.89	$15.15	$14.82	$8.17
Income from investment operations:
Net investment loss	(0.07)	(0.24)	(0.26)	(0.26)	(0.15)	(0.13)
Net gain (loss) on securities (both realized and unrealized)	(0.60)	(1.94)	0.90	3.10	0.49	6.83
Total from investment operations	(0.67)	(2.18)	0.64	2.84	0.34	6.70
Less distributions:
Distributions from capital gains	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Total distributions	— †	(6.28)	(0.37)	(0.10)	(0.01)	(0.05)
Net asset value, end of period	$9.03	$9.70	$18.16	$17.89	$15.15	$14.82
Total return*	(6.90%)	(20.51%)	3.72%	18.80%	2.29%	82.09%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$5	$7	$22	$22	$17	$5
Ratio of expenses to average net assets**	2.28%	2.28%	2.28%	2.28%	2.28%	2.26%
Ratio of net investment loss to average net assets**	(1.43%)	(1.54%)	(1.53%)	(1.62%)	(1.62%)	(1.83%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	3.11%	2.55%	2.28%	2.32%	2.67%	4.95%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(2.26%)	(1.81%)	(1.53%)	(1.66%)	(2.01%)	(4.52%)
Portfolio turnover rate	46%	148%	18%	24%	26%	23%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$14.27	$17.52	$15.74	$13.90	$14.17	$9.54	$14.02	$17.32	$15.59	$13.80	$14.08	$9.51
Income from investment operations:
Net investment income (loss)	(0.02)	(0.06)	—	0.01	0.05	—	(0.04)	(0.09)	(0.04)	(0.03)	0.03	(0.01)
Net gain (loss) on securities (both realized and unrealized)	(2.17)	1.32	1.78	1.84	(0.27)	4.63	(2.12)	1.30	1.77	1.82	(0.28)	4.58
Total from investment operations	(2.19)	1.26	1.78	1.85	(0.22)	4.63	(2.16)	1.21	1.73	1.79	(0.25)	4.57
Less distributions:
Dividends from net investment income	—	—	—	(0.01)	(0.05)	—	—	—	—	—	(0.03)	—
Dividends from capital gains	—	(4.51)	—	—	—	—	—	(4.51)	—	—	—	—
Total distributions	—	(4.51)	—	(0.01)	(0.05)	—	—	(4.51)	—	—	(0.03)	—
Net asset value, end of period	$12.08	$14.27	$17.52	$15.74	$13.90	$14.17	$11.86	$14.02	$17.32	$15.59	$13.80	$14.08
Total return*	(15.35%)	3.78%	11.31%	13.28%	(1.55%)	48.53%	(15.41%)	3.50%	11.10%	12.97%	(1.81%)	48.05%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$39	$24	$24	$43	$40	$42	$2	$3	$1	$2	$1	$0.57
Ratio of expenses to average net assets**	1.28%	1.28%	1.28%	1.28%	1.28%	1.08%	1.53%	1.53%	1.53%	1.53%	1.53%	1.34%
Ratio of net investment income (loss) to average net assets**	(0.28%)	(0.36%)	0.01%	0.04%	0.37%	0.04%	(0.57%)	(0.57%)	(0.23%)	(0.21%)	0.22%	(0.12%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.84%	1.78%	1.58%	1.67%	2.12%	2.32%	2.10%	2.06%	1.85%	1.90%	2.48%	2.53%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(0.84%)	(0.86%)	(0.29%)	(0.35%)	(0.47%)	(1.20%)	(1.14%)	(1.10%)	(0.54%)	(0.58%)	(0.73%)	(1.31%)
Portfolio turnover rate	130%	254%	13%	16%	37%	23%	130%	254%	13%	16%	37%	23%

*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$13.21	$16.65	$15.10	$13.47	$13.82	$9.40
Income from investment operations:
Net investment income (loss)	(0.09)	(0.19)	(0.15)	(0.14)	(0.07)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	(1.98)	1.26	1.70	1.77	(0.28)	4.46
Total from investment operations	(2.07)	1.07	1.55	1.63	(0.35)	4.42
Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Dividends from capital gains	—	(4.51)	—	—	—	—
Total distributions	—	(4.51)	—	—	—	—
Net asset value, end of period	$11.14	$13.21	$16.65	$15.10	$13.47	$13.82
Total return*	(15.67%)	2.72%	10.27%	12.10%	(2.53%)	47.02%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$0.26	$0.27	$0.07	$0.05	$0.05	$0.05
Ratio of expenses to average net assets**	2.28%	2.28%	2.28%	2.28%	2.28%	2.09%
Ratio of net investment income (loss) to average net assets**	(1.32%)	(1.28%)	(0.97%)	(0.98%)	(0.57%)	(0.88%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.85%	2.84%	2.61%	2.68%	3.17%	3.32%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.89%)	(1.84%)	(1.30%)	(1.38%)	(1.46%)	(2.12%)
Portfolio turnover rate	130%	254%	13%	16%	37%	23%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

LARGE CAP GROWTH FUND (continued)

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$13.21	$16.65	$15.11	$13.47	$13.82	$9.40
Income from investment operations:
Net investment income (loss)	(0.09)	(0.22)	(0.15)	(0.14)	(0.01)	(0.05)
Net gain (loss) on securities (both realized and unrealized)	(1.99)	1.29	1.69	1.78	(0.34)	4.47
Total from investment operations	(2.08)	1.07	1.54	1.64	(0.35)	4.42
Less distributions:
Dividends from net investment income	—	—	—	—	—	—
Dividends from capital gains	—	(4.51)	—	—	—	—
Total distributions	—	(4.51)	—	—	—	—
Net asset value, end of period	$11.13	$13.21	$16.65	$15.11	$13.47	$13.82
Total return*	(15.75%)	2.72%	10.19%	12.18%	(2.53%)	47.02%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$0.94	$1	$1	$1	$2	$0.43
Ratio of expenses to average net assets**	2.28%	2.28%	2.28%	2.28%	2.28%	2.09%
Ratio of net investment income (loss) to average net assets**	(1.31%)	(1.34%)	(0.97%)	(0.97%)	(0.50%)	(0.90%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.85%	2.78%	2.61%	2.72%	3.23%	3.31%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(1.88%)	(1.84%)	(1.29%)	(1.41%)	(1.45%)	(2.12%)
Portfolio turnover rate	130%	254%	13%	16%	37%	23%

*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED FUND

	CLASS I
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$11.75	$13.98	$13.04	$12.19	$11.37	$9.14
Income from investment operations:
Net investment income	0.18	0.42	0.38	0.39	0.41	0.45
Net gain (loss) on securities (both realized and unrealized)	(0.75)	0.33	1.10	0.86	0.82	2.23
Total from investment operations	(0.57)	0.75	1.48	1.25	1.23	2.68
Less distributions:
Dividends from net investment income	(0.18)	(0.41)	(0.38)	(0.40)	(0.41)	(0.45)
Distributions from capital gains	(0.17)	(2.57)	(0.16)	—	—	—
Total distributions	(0.35)	(2.98)	(0.54)	(0.40)	(0.41)	(0.45)
Net asset value, end of period	$10.83	$11.75	$13.98	$13.04	$12.19	$11.37
Total return*	(4.85%)	4.75%	11.47%	10.42%	10.97%	29.61%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$39	$41	$47	$52	$47	$42
Ratio of expenses to average net assets**	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%
Ratio of net investment income to average net assets**	3.19%	3.00%	2.76%	3.06%	3.49%	4.18%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.52%	1.41%	1.25%	1.45%	1.87%	2.22%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	2.75%	2.67%	2.59%	2.69%	2.70%	3.04%
Portfolio turnover rate	15%	110%	28%	18%	27%	43%

*  Total return not annualized for periods less than one full year.

**  Annualized for periods less than one full year.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BALANCED FUND (continued)

	ADVISOR CLASS						CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$12.27	$14.48	$13.48	$12.58	$11.69	$9.30	$12.06	$14.28	$13.30	$12.42	$11.56	$9.23
Income from investment operations:
Net investment income	0.18	0.39	0.36	0.37	0.35	0.32	0.13	0.28	0.25	0.26	0.27	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.78)	0.34	1.13	0.89	0.89	2.39	(0.76)	0.33	1.12	0.90	0.86	2.33
Total from investment operations	(0.60)	0.73	1.49	1.26	1.24	2.71	(0.63)	0.61	1.37	1.16	1.13	2.61
Less distributions:
Dividends from net investment income	(0.17)	(0.37)	(0.33)	(0.36)	(0.35)	(0.32)	(0.13)	(0.26)	(0.23)	(0.28)	(0.27)	(0.28)
Distributions from capital gains	(0.17)	(2.57)	(0.16)	—	—	—	(0.17)	(2.57)	(0.16)	—	—	—
Total distributions	(0.34)	(2.94)	(0.49)	(0.36)	(0.35)	(0.32)	(0.30)	(2.83)	(0.39)	(0.28)	(0.27)	(0.28)
Net asset value, end of period	$11.33	$12.27	$14.48	$13.48	$12.58	$11.69	$11.13	$12.06	$14.28	$13.30	$12.42	$11.56
Total return*	(4.93%)	4.45%	11.19%	10.18%	10.72%	29.32%	(5.29%)	3.65%	10.38%	9.40%	9.83%	28.40%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$23	$22	$24	$13	$7	$3	$2	$2	$2	$1	$0.81	$0.34
Ratio of expenses to average net assets**	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets**	2.95%	2.75%	2.52%	2.82%	3.15%	3.97%	2.19%	2.00%	1.77%	2.06%	2.40%	3.19%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.77%	1.66%	1.51%	1.69%	2.25%	2.46%	2.52%	2.41%	2.26%	2.44%	2.98%	3.20%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	2.51%	2.42%	2.34%	2.46%	2.23%	2.84%	1.75%	1.67%	1.59%	1.70%	1.50%	2.07%
Portfolio turnover rate	15%	110%	28%	18%	27%	43%	15%	110%	28%	18%	27%	43%

*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$12.06	$14.29	$13.32	$12.44	$11.57	$9.23
Income from investment operations:
Net investment income	0.13	0.28	0.25	0.26	0.27	0.26
Net gain (loss) on securities (both realized and unrealized)	(0.76)	0.33	1.12	0.89	0.87	2.34
Total from investment operations	(0.63)	0.61	1.37	1.15	1.14	2.60
Less distributions:
Dividends from net investment income	(0.13)	(0.27)	(0.24)	(0.27)	(0.27)	(0.26)
Distributions from capital gains	(0.17)	(2.57)	(0.16)	—	—	—
Total distributions	(0.30)	(2.84)	(0.40)	(0.27)	(0.27)	(0.26)
Net asset value, end of period	$11.13	$12.06	$14.29	$13.32	$12.44	$11.57
Total return*	(5.20%)	3.60%	10.37%	9.36%	9.89%	28.31%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$15	$16	$15	$10	$7	$2
Ratio of expenses to average net assets**	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets**	2.19%	2.01%	1.77%	2.07%	2.36%	3.23%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.52%	2.42%	2.26%	2.45%	3.06%	3.20%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	1.75%	1.67%	1.59%	1.70%	1.38%	2.11%
Portfolio turnover rate	15%	110%	28%	18%	27%	43%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TOTAL RETURN BOND FUND

	CLASS I						ADVISOR CLASS
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$8.52	$9.10	$9.15	$9.13	$9.23	$8.04	$9.16	$9.71	$9.77	$9.76	$9.86	$8.57
Income from investment operations:
Net investment income	0.17	0.39	0.49	0.45	0.29	0.37	0.17	0.42	0.50	0.43	0.28	0.37
Net gain (loss) on securities (both realized and unrealized)	(0.54)	0.03	0.05	0.12	(0.06)	1.20	(0.57)	—	0.05	0.16	(0.06)	1.28
Total from investment operations	(0.37)	0.42	0.54	0.57	0.23	1.57	(0.40)	0.42	0.55	0.59	0.22	1.65
Less distributions:
Dividends from net investment income	(0.17)	(0.42)	(0.49)	(0.45)	(0.29)	(0.38)	(0.16)	(0.39)	(0.51)	(0.48)	(0.28)	(0.36)
Distributions from capital gains	—	(0.58)	(0.10)	(0.10)	(0.04)	—	—	(0.58)	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.17)	(1.00)	(0.59)	(0.55)	(0.33)	(0.38)	(0.16)	(0.97)	(0.61)	(0.58)	(0.32)	(0.36)
Net asset value, end of period	$7.98	$8.52	$9.10	$9.15	$9.13	$9.23	$8.60	$9.16	$9.71	$9.77	$9.76	$9.86
Total return*	(4.36%)	4.78%	6.11%	6.47%	2.54%	19.80%	(4.38%)	4.48%	5.87%	6.22%	2.27%	19.54%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$21	$22	$13	$13	$12	$12	$2	$2	$4	$8	$22	$9
Ratio of expenses to average net assets**	1.08%	1.08%	1.08%	1.08%	1.08%	1.08%	1.33%	1.33%	1.33%	1.33%	1.33%	1.33%
Ratio of net investment income to average net assets**	4.11%	4.46%	5.44%	4.95%	3.18%	4.20%	3.84%	4.40%	5.18%	4.41%	2.90%	3.90%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	1.86%	1.94%	1.72%	1.79%	2.09%	2.82%	2.10%	2.19%	1.97%	2.09%	2.32%	3.06%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	3.33%	3.60%	4.80%	4.24%	2.17%	2.46%	3.07%	3.54%	4.54%	3.65%	1.91%	2.17%
Portfolio turnover rate	11%	102%	10%	28%	47%	44%	11%	102%	10%	28%	47%	44%

*  Total return not annualized for periods less than one full year.

**  Annualized for periods less than one full year.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$9.03	$9.59	$9.64	$9.61	$9.71	$8.44
Income from investment operations:
Net investment income	0.14	0.34	0.42	0.37	0.21	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.56)	—	0.05	0.14	(0.06)	1.27
Total from investment operations	(0.42)	0.34	0.47	0.51	0.15	1.55
Less distributions:
Dividends from net investment income	(0.13)	(0.32)	(0.42)	(0.38)	(0.21)	(0.28)
Distributions from capital gains	—	(0.58)	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.13)	(0.90)	(0.52)	(0.48)	(0.25)	(0.28)
Net asset value, end of period	$8.48	$9.03	$9.59	$9.64	$9.61	$9.71
Total return*	(4.70%)	3.67%	5.05%	5.46%	1.54%	18.61%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$2	$2	$2	$2	$2
Ratio of expenses to average net assets**	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets**	3.10%	3.60%	4.44%	3.93%	2.18%	3.10%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.86%	2.95%	2.72%	2.79%	3.11%	3.83%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	2.32%	2.73%	3.80%	3.22%	1.15%	1.35%
Portfolio turnover rate	11%	102%	10%	28%	47%	44%

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

TOTAL RETURN BOND FUND (continued)

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$8.89	$9.44	$9.50	$9.49	$9.60	$8.34
Income from investment operations:
Net investment income	0.13	0.33	0.41	0.35	0.21	0.28
Net gain (loss) on securities (both realized and unrealized)	(0.56)	0.01	0.05	0.15	(0.07)	1.26
Total from investment operations	(0.43)	0.34	0.46	0.50	0.14	1.54
Less distributions:
Dividends from net investment income	(0.13)	(0.31)	(0.42)	(0.39)	(0.21)	(0.28)
Distributions from capital gains	—	(0.58)	(0.10)	(0.10)	(0.04)	—
Total distributions	(0.13)	(0.89)	(0.52)	(0.49)	(0.25)	(0.28)
Net asset value, end of period	$8.33	$8.89	$9.44	$9.50	$9.49	$9.60
Total return*	(4.89%)	3.75%	5.06%	5.46%	1.44%	18.73%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$1	$2	$4	$9	$8
Ratio of expenses to average net assets**	2.08%	2.08%	2.08%	2.08%	2.08%	2.08%
Ratio of net investment income to average net assets**	3.10%	3.63%	4.42%	3.76%	2.18%	3.14%
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.86%	2.95%	2.72%	2.84%	3.10%	3.82%
Ratio of net investment income to average net assets before contractual expense reimbursement and waivers**	2.32%	2.76%	3.78%	3.00%	1.16%	1.40%
Portfolio turnover rate	11%	102%	10%	28%	47%	44%

*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SCIENCE & TECHNOLOGY FUND

	CLASS I
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$11.96	$14.01	$14.34	$11.73	$12.49	$6.76
Income from investment operations:
Net investment loss	(0.06)	(0.12)	(0.09)	(0.09)	(0.09)	(0.08)
Net gain (loss) on securities (both realized and unrealized)	(0.44)	(0.78)	0.53	3.23	(0.65)	5.81
Total from investment operations	(0.50)	(0.90)	0.44	3.14	(0.74)	5.73
Less distributions:
Distributions from capital gains	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Total distributions	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Net asset value, end of period	$11.46	$11.96	$14.01	$14.34	$11.73	$12.49
Total return*	(4.18%)	(7.36%)	3.56%	27.52%	(5.93%)	84.76%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$7	$8	$9	$5	$4	$5
Ratio of expenses to average net assets**	1.50%	1.42%	1.28%	1.28%	1.28%	1.23%
Ratio of net investment loss to average net assets**	(0.97%)	(0.84%)	(0.63%)	(0.66%)	(0.65%)	(0.78%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.63%	2.34%	2.35%	4.91%	8.38%	10.53%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(2.10%)	(1.76%)	(1.70%)	(4.29%)	(7.75%)	(10.08%)
Portfolio turnover rate	29%	57%	39%	44%	48%	44%

*  Total return not annualized for periods less than one full year.

**  Annualized for periods less than one full year.

(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

SCIENCE & TECHNOLOGY FUND

(continued)

	ADVISOR CLASS						CLASS B
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,					SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$11.75	$13.82	$14.18	$11.64	$12.42	$6.74	$11.11	$13.21	$13.70	$11.34	$12.19	$6.67
Income from investment operations:
Net investment loss	(0.08)	(0.15)	(0.12)	(0.12)	(0.07)	(0.05)	(0.12)	(0.25)	(0.21)	(0.21)	(0.14)	(0.10)
Net gain (loss) on securities (both realized and unrealized)	(0.42)	(0.77)	0.53	3.19	(0.69)	5.73	(0.40)	(0.70)	0.49	3.10	(0.69)	5.62
Total from investment operations	(0.50)	(0.92)	0.41	3.07	(0.76)	5.68	(0.52)	(0.95)	0.28	2.89	(0.83)	5.52
Less distributions:
Distributions from capital gains	—	(1.15)	(0.77)	(0.53)	(0.02)	—	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Total distributions	—	(1.15)	(0.77)	(0.53)	(0.02)	—	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Net asset value, end of period	$11.25	$11.75	$13.82	$14.18	$11.64	$12.42	$10.59	$11.11	$13.21	$13.70	$11.34	$12.19
Total return*	(4.26%)	(7.61%)	3.38%	27.13%	(6.13%)	84.27%	(4.68%)	(8.20%)	2.53%	26.24%	(6.82%)	82.76%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$2	$2	$2	$2	$0.95	$0.26	$0.09	$0.11	$0.09	$0.14	$0.35	$0.09
Ratio of expenses to average net assets**	1.75%	1.67%	1.53%	1.53%	1.53%	1.50%	2.50%	2.42%	2.28%	2.28%	2.28%	2.26%
Ratio of net investment loss to average net assets**	(1.23%)	(1.08%)	(0.88%)	(0.91%)	(0.86%)	(1.00%)	(1.97%)	(1.85%)	(1.63%)	(1.67%)	(1.63%)	(1.77%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	2.88%	2.57%	2.59%	5.01%	11.70%	10.45%	3.62%	3.38%	3.28%	6.18%	11.76%	11.17%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(2.36%)	(1.98%)	(1.94%)	(4.39%)	(11.03%)	(9.96%)	(3.09%)	(2.81%)	(2.63%)	(5.57%)	(11.11%)	(10.68%)
Portfolio turnover rate	29%	57%	39%	44%	48%	44%	29%	57%	39%	44%	48%	44%

*  Total return not annualized for periods less than one full year.
**  Annualized for periods less than one full year.
(a)  Per share amount calculated using average shares outstanding method.

See Accompanying Notes to Financial Statements.

	CLASS C
Condensed data for a share of capital stock	SIX MONTHS ENDED SEPTEMBER 30, 2008 (a)	YEARS ENDED MARCH 31,
outstanding throughout the period	(unaudited)	2008 (a)	2007 (a)	2006 (a)	2005	2004
Net asset value, beginning of period	$11.11	$13.22	$13.71	$11.34	$12.19	$6.67
Income from investment operations:
Net investment loss	(0.12)	(0.25)	(0.21)	(0.21)	(0.16)	(0.04)
Net gain (loss) on securities (both realized and unrealized)	(0.39)	(0.71)	0.49	3.11	(0.67)	5.56
Total from investment operations	(0.51)	(0.96)	0.28	2.90	(0.83)	5.52
Less distributions:
Distributions from capital gains	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Total distributions	—	(1.15)	(0.77)	(0.53)	(0.02)	—
Net asset value, end of period	$10.60	$11.11	$13.22	$13.71	$11.34	$12.19
Total return*	(4.68%)	(8.27%)	2.53%	26.33%	(6.82%)	82.76%
Ratios/Supplemental Data
Net assets, end of period (in millions)	$1	$2	$2	$1	$0.54	$0.45
Ratio of expenses to average net assets**	2.50%	2.42%	2.28%	2.28%	2.28%	2.27%
Ratio of net investment loss to average net assets**	(1.97%)	(1.84%)	(1.63%)	(1.66%)	(1.65%)	(1.69%)
Ratio of expenses to average net assets before contractual expense reimbursement and waivers**	3.62%	3.34%	3.34%	5.69%	10.91%	10.83%
Ratio of net investment loss to average net assets before contractual expense reimbursement and waivers**	(3.09%)	(2.76%)	(2.69%)	(5.07%)	(10.28%)	(10.25%)
Portfolio turnover rate	29%	57%	39%	44%	48%	44%

See Accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

1. Organization:

The AFBA 5Star Funds (formerly known as AFBA 5Star Fund, Inc., a Maryland corporation) (the "Trust"), a Delaware statutory trust (refer to Note 10), is registered under the Investment Company Act of 1940, as amended ("1940 Act"), as an open-end investment management company with the following series: AFBA 5Star Mid Cap Value Fund ("Mid Cap Value Fund"), AFBA 5Star Small Cap Fund ("Small Cap Fund"), AFBA 5Star Large Cap Growth Fund (formerly, AFBA 5Star USA Global Fund) ("Large Cap Growth Fund"), AFBA 5Star Balanced Fund ("Balanced Fund"), AFBA 5Star Total Return Bond Fund ("Total Return Bond Fund") and AFBA 5Star Science & Technology Fund ("Science & Technology Fund"). Each series, in effect, represents a separate fund, and is referred to herein as a "Fund" or collectively as the "Funds". Each Fund offers four classes of shares; Advisor Class, Class B, Class C and Class I. Shares of all classes of a Fund represent equal pro-rata interests in the Fund, except that each class will bear different expenses which will reflect the difference in the range of services provided to them.

Effective April 1, 2008, the Funds' Class R Shares closed to new investment, including additional purchases by current shareholders. All shares of the Class R Shares outstanding at the close of business on April 1, 2008 were automatically converted into Class A Shares of the same Fund (the "Transaction"), with an aggregate net asset value equal to the aggregate net asset value of the Class R Shares so converted. Any applicable sales charges attributable to the Class A Shares were waived for those shares acquired in connection with the Transaction.

It was anticipated that the Transaction would not have a material adverse effect on the holders of either the Class A Shares or Class R Shares. Accordingly, the conversion of Class R Shares into Class A Shares of the same Fund was tax-free to the holders of the Class R Shares for federal income tax purposes.

Effective July 21, 2008, investors are no longer subject to a sales charge (load) on purchases of Class A Shares. Prior to July 21, 2008, investors who purchased Class A Shares were subject to an initial sales charge (load), or, with respect to purchases of $1 million or more for which the initial sales charge was waived, a contingent deferred sales charge (a "CDSC") of 1.00% for shares that are redeemed within the first year of purchase. In addition, "Class A Shares" were renamed "Advisor Class Shares." The maximum initial sales charge was 5.50% (3.75% for the Total Return Bond Fund). All of the AFBA 5Star Funds are diversified.

The maximum CDSC for Class B Shares are as follows: Mid Cap Value Fund, Small Cap Fund, Large Cap Growth Fund, Balanced Fund and Science & Technology Fund - 4.75%: Total Return Bond Fund - 4.00%. The maximum CDSC for Class C Shares across all of the Funds is 1.00%. Class I has no associated CDSC fees.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the U.S. ("GAAP").

A. Investment Valuation – Equity securities owned by a Fund are valued using the official closing price or the last sale price on the exchange or in the principal over-the-counter market where they are traded. Where the security is listed on more than one exchange, the Fund will use the price of that exchange which it generally considers to be the principal exchange on which the security is traded. If the last sale price is unavailable, the security is valued at the mean between the last bid and asked prices. Debt securities held by a Fund for which market quotations are readily available are valued at the mean between the last bid and asked prices. Short-term debt investments having maturities of 60 days or less are amortized to maturity based on their cost. If market quotations are not readily available, or the price is not considered representative of market value, any security or other asset is valued at its fair value determined in good faith by the Trust's Valuation Committee under procedures adopted by the Trust's Board of Trustees.

On September 20, 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards No. 157 ("FAS 157"), "Fair Value Measurements," which became effective for fiscal years beginning after November 15, 2007. FAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds adopted FAS 157 as of the commencement of investment operations on April 1, 2008. The three levels of the fair value hierarchy under FAS 157 are described below:

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

A summary of the fair value hierarchy for each Fund is included at the end of each Fund's Schedule of Investments.

B. Federal and State Taxes – It is the Funds' policy to comply with the requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute timely all of their net investment company taxable income and net capital gains to shareholders. Therefore, no federal income tax provision is required.

C. Options – In order to produce incremental earnings and protect gains, the Funds may write covered call options on Fund securities. When a Fund writes an option, an amount equal to the premium received by the Fund is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. If an option which a Fund has written either expires on its stipulated expiration date or if a Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. The primary risks associated with the use of options are an imperfect correlation between the change in market value of the securities held by the Fund and the price of the option, the possibility of an illiquid market and the inability of the counterparty to meet the terms of the contract. There were no outstanding covered call options or transactions in call options written as of and during the six months ended September 30, 2008.

D. Expenses – The Trust accounts separately for the assets, liabilities and operations of each Fund. Direct expenses of a Fund or class are charged to that Fund or class. Legal, Audit and Trustee expenses are allocated equally among the Funds, all other expenses are allocated among the Trust's respective series based on relative net assets.

The investment income and expenses of a Fund (other than class specific expenses) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon their relative share value on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

E. Investment Transactions and Investment Income – Security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income, including the accretion of market discount and amortization of premium on debt securities, is recognized on the accrual basis. Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on the identified cost basis. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Withholding taxes on foreign dividends have been provided for, in accordance with, the Funds' understanding of the applicable country's tax rules and rates.

F. Dividends and Distribution to Shareholders – Dividends from the Balanced Fund's net investment income, if any, are declared and paid quarterly. Dividends from the Total Return Bond Fund's net investment income, if any, are declared and paid monthly. Dividends from the Mid Cap Value, Small Cap, Large Cap Growth and Science & Technology Funds' net investment income, if any, are declared and paid semi-annually. Net realized gains on Fund securities, if any, are distributed at least annually by each Fund. However, to the extent net realized gains can be offset by capital loss carryovers, such gains will not be distributed. Distributions are recorded by the Funds on the ex-dividend date. Distributions of net investment income are determined on a class level and realized gains are determined on a Fund level.

G. Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from such estimates.

H. Indemnification Arrangements – In the normal course of business, the Trust enters into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is dependent on claims that may be made against the Trust in the future and, therefore, cannot be estimated; however, based on experience, the risk of material loss from such claims is considered remote.

I. New Accounting Standards – In March 2008, Statement of Financial Accounting Standards No. 161, "Disclosures about Derivative Instruments and Hedging Activities" ("FAS 161") was issued and is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008. FAS 161 is intended to improve financial reporting for derivative instruments by requiring enhanced disclosure that enables investors to understand how and why an entity uses derivatives, how derivatives are accounted for and how derivative instruments affect an entity's results of operations and financial position. Management is currently evaluating the implications of FAS 161. The impact of the Funds' financial statement disclosures, if any, is currently being assessed.

In September 2008, Financial Accounting Standards Board ("FASB") Staff Position 133-1 and FIN 45-4, "Disclosures about Credit Derivatives and Certain Guarantees: An Amendment of FASB Statement No. 133 and FASB Interpretation No. 45" ("Amendment") was issued and is effective for annual and interim reporting periods ending after November 15, 2008. The amendment requires enhanced disclosures regarding sellers of credit derivatives, including, but not limited to, credit default swaps, credit spread options, credit index products and investments with embedded credit derivatives. Management is currently evaluating the impact, if any, the adoption of the Amendment will have on the Funds' financial statement disclosures.

3. Capital Share Transactions:

The Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, that may be divided into separate series and classes.

With limited exceptions, a 2% fee is assessed on redemptions of Fund shares held less than 60 days to deter short-term trading and protect the interest of long-term shareholders. Redemption fees are withheld from proceeds that shareholders receive from the sale or exchange of Fund shares. The fees are paid to the Fund, and have the primary effect of increasing paid-in capital. The fees may cause the redemption price per share to differ from the net asset value per share.

Transactions in the capital shares of the Funds were as follows:

	Mid Cap Value Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	12,083	$125,357	44,136	$608,918
Shares reinvested	76	764	379,233	4,522,715
Shares redeemed	(27,861)	(285,646)	(37,975)	(548,252)
Net increase (decrease)	(15,702)	$(159,525)	385,394	$4,583,381
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	30,343	$310,437	68,503	$880,091
Shares reinvested	108	1,076	134,729	1,579,808
Shares redeemed	(54,213)	(542,018)	(739,165)	(11,503,839)
Net decrease	(23,762)	$(230,505)	(535,933)	$(9,043,940)
Class B:	Shares	Amount	Shares	Amount
Shares issued	284	$2,770	543	$5,655
Shares reinvested	8	78	9,065	98,579
Shares redeemed	(1,942)	(18,249)	(7,842)	(86,928)
Net increase (decrease)	(1,650)	$(15,401)	1,766	$17,306
Class C:	Shares	Amount	Shares	Amount
Shares issued	4,106	$37,940	22,395	$357,813
Shares reinvested	94	874	126,201	1,377,758
Shares redeemed	(69,739)	(646,907)	(244,154)	(3,297,782)
Net decrease	(65,539)	$(608,093)	(95,558)	$(1,562,211)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	$—	58	$677
Shares reinvested	—	—	477	5,429
Shares redeemed	(1,336)	(12,763)	(63)	(668)
Net increase (decrease)	(1,336)	$(12,763)	472	$5,438

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
  (continued)

	Small Cap Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	38,105	$412,839	109,015	$1,578,823
Shares reinvested	12	128	293,024	4,306,445
Shares redeemed	(85,477)	(951,642)	(260,766)	(4,236,765)
Net increase (decrease)	(47,360)	$(538,675)	141,273	$1,648,503
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	86,002	$912,416	472,893	$8,105,359
Shares reinvested	96	979	1,629,309	25,026,277
Shares redeemed	(983,667)	(10,281,448)	(10,862,635)	(198,282,674)
Net increase (decrease)	(897,569)	$(9,368,053)	(8,760,433)	$(165,151,038)
Class B:	Shares	Amount	Shares	Amount
Shares issued	578	$5,873	2,568	$45,111
Shares reinvested	8	81	70,593	963,560
Shares redeemed	(39,248)	(373,580)	(57,809)	(870,289)
Net decrease	(38,662)	$(367,626)	15,352	$138,382
Class C:	Shares	Amount	Shares	Amount
Shares issued	11,145	$108,181	32,977	$516,512
Shares reinvested	30	284	377,531	5,213,646
Shares redeemed	(217,277)	(2,102,000)	(903,236)	(13,543,736)
Net increase (decrease)	(206,102)	$(1,993,535)	(492,728)	$(7,813,578)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	$—	952	$12,812
Shares reinvested	—	—	792	11,311
Shares redeemed	(2,641)	(27,761)	(571)	(7,319)
Net increase (decrease)	(2,641)	$(27,761)	1,173	$16,804
	Large Cap Growth Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	42,412	$608,813	94,903	$1,595,350
Shares reinvested	—	—	328,140	5,560,134
Shares merged	1,600,755	22,298,933	—	—
Shares redeemed	(60,356)	(848,633)	(144,059)	(2,344,854)
Net increase (decrease)	1,582,811	$22,059,113	278,984	$4,810,630
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	5,834	$81,805	140,012	$2,297,317
Shares reinvested	—	—	18,666	310,478
Shares merged	53,519	732,144	—	—
Shares redeemed	(93,940)	(1,348,643)	(54,761)	(844,267)
Net decrease	(34,587)	$(534,694)	103,917	$1,763,528
	Large Cap Growth Fund (continued)
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	—	14,852	$230,111
Shares reinvested	—	—	1,556	24,397
Shares merged	4,507	$57,970	—	—
Shares redeemed	(1,486)	(20,192)	(364)	(6,258)
Net increase	3,021	$37,778	16,044	$248,250
Class C:	Shares	Amount	Shares	Amount
Shares issued	925	$12,593	25,722	$398,094
Shares reinvested	—	—	15,174	239,213
Shares merged	32,347	415,803	—	—
Shares redeemed	(21,427)	(295,803)	(28,189)	(445,965)
Net increase (decrease)	11,845	$132,593	12,707	$191,342
Class R:	Shares	Amount	Shares	Amount
Shares reinvested	—	—	200	$3,246
Shares redeemed	(899)	$(12,576)	—	—
Net increase (decrease)	(899)	$(12,576)	200	$3,246
	Balanced Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	106,249	$1,218,777	111,856	$1,523,301
Shares reinvested	24,253	264,393	160,371	2,052,639
Shares redeemed	(50,121)	(572,132)	(153,949)	(2,210,309)
Net increase (decrease)	80,381	$911,038	118,278	$1,365,631
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	567,051	$6,787,069	720,655	$9,918,357
Shares reinvested	47,179	538,123	285,123	3,721,870
Shares redeemed	(334,644)	(3,952,188)	(912,652)	(13,293,984)
Net increase	279,586	$3,373,004	93,126	$346,243
Class B:	Shares	Amount	Shares	Amount
Shares issued	1,210	$13,781	6,311	$85,043
Shares reinvested	3,331	37,406	24,100	308,246
Shares redeemed	(2,738)	(31,932)	(23,260)	(335,710)
Net increase	1,803	$19,255	7,151	$57,579
Class C:	Shares	Amount	Shares	Amount
Shares issued	205,472	$2,421,674	374,064	$5,156,182
Shares reinvested	33,401	375,140	236,935	3,029,910
Shares redeemed	(224,885)	(2,642,704)	(289,291)	(4,023,928)
Net increase	13,988	$154,110	321,708	$4,162,164
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	$—	—	$1
Shares reinvested	—	—	238	2,916
Shares redeemed	(1,211)	(14,188)	—	—
Net decrease	(1,211)	$(14,188)	238	$2,917

	Total Return Bond Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	32,738	$277,498	1,156,791	$9,814,736
Shares reinvested	7,572	62,419	102,728	880,602
Shares redeemed	(33,226)	(275,686)	(137,037)	(1,197,141)
Net increase	7,084	$64,231	1,122,482	$9,498,197
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	50,214	$447,387	49,080	$462,599
Shares reinvested	2,924	25,946	24,241	226,818
Shares redeemed	(71,499)	(640,321)	(264,774)	(2,504,368)
Net decrease	(18,361)	$(166,988)	(191,453)	$(1,814,951)
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	$—	1,024	$10,038
Shares reinvested	1,370	11,994	11,928	109,720
Shares redeemed	(35,851)	(314,922)	(55,409)	(520,737)
Net decrease	(34,481)	$(302,928)	(42,457)	$(400,979)
Class C:	Shares	Amount	Shares	Amount
Shares issued	1,339	$11,878	18,557	$170,003
Shares reinvested	1,639	14,106	13,569	123,105
Shares redeemed	(29,062)	(247,765)	(91,701)	(847,744)
Net decrease	(26,084)	$(221,781)	(59,575)	$(554,636)
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	$—	—	$—
Shares reinvested	—	—	149	1,273
Shares redeemed	(1,432)	(11,914)	—	—
Net increase (decrease)	(1,432)	$(11,914)	149	$1,273
	Science & Technology Fund
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class I:	Shares	Amount	Shares	Amount
Shares issued	10,663	$133,792	52,198	$741,315
Shares reinvested	—	—	12,193	165,995
Shares redeemed	(36,008)	(437,385)	(41,824)	(595,463)
Net increase (decrease)	(25,345)	$(303,593)	22,567	$311,847
Advisor Class:	Shares	Amount	Shares	Amount
Shares issued	24,408	$304,694	39,273	$573,150
Shares reinvested	—	—	12,611	169,288
Shares redeemed	(24,669)	(302,468)	(94,537)	(1,304,355)
Net increase (decrease)	(261)	$2,226	(42,653)	$(561,917)
Class B:	Shares	Amount	Shares	Amount
Shares issued	—	$—	5,821	$84,078
Shares reinvested	—	—	1,094	13,802
Shares redeemed	(1,413)	(15,724)	(4,045)	(45,132)
Net decrease	(1,413)	$(15,724)	2,870	$52,748
	Science & Technology Fund (continued)
	Six Months Ended September 30, 2008		Year Ended March 31, 2008
Class C:	Shares	Amount	Shares	Amount
Shares issued	6,309	$74,352	20,885	$289,762
Shares reinvested	—	—	11,883	150,975
Shares redeemed	(20,247)	(237,202)	(27,966)	(349,898)
Net increase (decrease)	(13,938)	$(162,850)	4,802	$90,839
Class R:	Shares	Amount	Shares	Amount
Shares issued	—	$—	148	$2,214
Shares reinvested	—	—	106	1,404
Shares redeemed	(1,140)	(13,581)	(197)	(2,288)
Net increase (decrease)	(1,140)	$(13,581)	57	$1,330

4. Agreements and other Transactions with Affiliates:

Management fees are paid to AFBA 5Star Investment Management Company ("AFBA") at the rate of 0.80% per annum of the average daily net asset values of the Funds and are reflected on the Statement of Operations. AFBA pays each sub-advisor 0.33% of the assets they manage, with the exception of Financial Counselors, Inc. which receives 0.27% of the assets it manages. For the period April 1, 2008 through September 30, 2008, each sub-advisor received the following fees paid:

Bjurman, Barry & Associates Small Cap Fund	$17,440
Dreman Value Management, LLC Mid Cap Value Fund	$29,822
Financial Counselors, Inc. Balanced Fund	$37,425
Total Return Bond Fund	$35,602
Marvin & Palmer Associates, Inc. Large Cap Growth Fund	$84,983
The London Company Balanced Fund	$88,060
Small Cap Fund	$15,006
TrendStar Advisors, LLC Science & Technology Fund	$19,364
Small Cap Fund	$34,194

For the six months ended September 30, 2008, AFBA had contractually agreed to pay, for all classes, certain expenses of the Balanced and Total Return Bond Funds such that the total annual operating expenses of a Fund would not exceed 1.08% (excluding 12b-1 distribution and shareholding services fees and extraordinary expenses) of their average daily net assets. This agreement continues through July 31, 2009 and may terminate thereafter. Effective August 1, 2003, AFBA had contractually agreed to pay certain expenses of the Small Cap and Mid Cap Value Funds such that the total annual operating expenses would not exceed 1.28% (excluding 12b-1 distribution and shareholding services fees and extraordinary expenses) of their average daily net assets. This agreement continues through July 31, 2009 and may terminate thereafter. Effective August 1, 2007, AFBA has contractually agreed to pay certain expenses of the Science & Technology Fund such that the total annual operating expense would not exceed 1.50% (excluding 12b-1 distribution and shareholding services fees and extraordinary expenses) of their average daily net assets. This

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)
  (continued)

agreement continues through July 31, 2009 and may terminate thereafter. Effective March 27, 2004, AFBA has contractually agreed to pay certain expenses of the Large Cap Growth Fund such that the total annual operating expenses will not exceed 1.28% (excluding 12b-1 distribution and shareholding services fees and extraordinary expenses) of the Fund's average daily net assets. This agreement continues through July 31, 2009 and may terminate thereafter.

When a Fund's assets grow to a point where fee waivers and/or expense reimbursements are no longer necessary to meet the expense limitation target, AFBA may seek to recoup amounts it waived or expenses that it paid. AFBA will only seek to recoup such amounts if total fund operating expenses plus the amounts recouped do not exceed the expense limitation target. AFBA shall only be entitled to recoup such amounts for a period of three years from the date such amount was waived or paid. The table below indicates the total amount of fees waived and/or expenses borne by AFBA during the last three years ended September 30, 2008 and is therefore currently eligible for recoupment by AFBA assuming that the total fund operating expenses are low enough so that when added to total recoupment amounts they do not exceed the expense limitation target:

Mid Cap Value Fund	$387,316
Small Cap Fund	426,461
Large Cap Growth Fund	402,622
Balanced Fund	667,903
Total Return Bond Fund	505,499
Science & Technology Fund	370,140

The table below indicates the amount of advisory fees waived for the six months ended September 30, 2008:

Mid Cap Value Fund	$72,283
Small Cap Fund	161,552
Large Cap Growth Fund	94,905
Balanced Fund	178,336
Total Return Bond Fund	102,741
Science & Technology Fund	46,944

In addition, for the six months ended September 30, 2008, AFBA has reimbursed Mid Cap Value Fund, Small Cap Fund and Science & Technology Fund for expenses in the amounts of $7,536, $6,174 and $19,128, respectively.

PNC Global Investment Servicing (U.S.) Inc. ("PNC"), formerly known as PFPC Inc., an indirect majority-owned subsidiary of the PNC Financial Services Group, Inc., provides the Funds with administrative services pursuant to an administration agreement. The services include the day-to-day administration of matters related to the corporate existence of the Trust, maintenance of its records, preparation of reports, supervision of the Trust's arrangements with its custodian and assistance in the preparation of the Trust's registration statements under federal and state laws. From time to time, PNC may waive all or a portion of its fees. For the six months ended September 30, 2008, no fees were waived.

PNC also serves as transfer agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a transfer agency agreement with the Trust. From time to time, PNC may waive all or a portion of its fees. For the six months ended September 30, 2008, no fees were waived.

PFPC Trust Company serves as the custody agent for the Funds and receives reimbursement of certain expenses plus a fee for related services pursuant to a custodian agreement.

At September 30, 2008, Armed Forces Benefit Association, the parent company of AFBA, held the following percentage of ownership in the Funds.

Fund	Percentage of Ownership
Mid Cap Value	47.39%
Small Cap	18.05%
Large Cap Growth	66.03%
Balanced	38.05%
Total Return Bond	71.42%
Science & Technology	55.27%

Certain officers and directors of AFBA and its parent are also officers and directors of the Trust.

The Funds have adopted a Shareholder Service Plan and Distribution Plan (the "Plans") pursuant to Rule 12b-1 under the 1940 Act. The Plans authorize payments by the Funds in connection with the distribution of their shares at an annual rate, as determined from time to time by the Board of Trustees, of up to 0.25% of each Fund's average daily net assets for Advisor Class shares and up to 1.00% of each Fund's average daily net assets for Class B and C shares.

The table below indicates these expenses by specific classes for the six months ended September 30, 2008:

	12b-1 Fees
Fund	Class B	Class C
Mid Cap Value	$827	$7,821
Small Cap	6,331	22,939
Large Cap Growth	1,039	3,508
Balanced	6,133	60,110
Total Return Bond	5,533	5,197
Science & Technology	411	6,059

	Shareholder Service Fees
Fund	Advisor Class	Class B	Class C
Mid Cap Value	$3,642	$276	$2,607
Small Cap	28,279	2,110	7,646
Large Cap Growth	2,482	346	1,169
Balanced	28,345	2,044	20,037
Total Return Bond	2,472	1,844	1,732
Science & Technology	2,078	137	2,020

5. Investment Transactions:

Investment transactions for the six months ended September 30, 2008 (excluding maturities of short-term commercial notes, repurchase agreements, and U.S. government securities) were as follows:

Mid Cap Value Fund
Purchases	$3,996,492
Proceeds from sales	4,697,037
Small Cap Fund
Purchases	$18,148,016
Proceeds from sales	29,775,996
Large Cap Growth Fund
Purchases	$41,289,965
Proceeds from sales	42,730,426

Balanced Fund
Purchases	$15,603,194
Proceeds from sales	12,249,203
Total Return Bond Fund
Purchases	$2,735,901
Proceeds from sales	3,773,100
Science & Technology Fund
Purchases	$3,305,757
Proceeds from sales	3,394,001

Investment transactions for the six months ended September 30, 2008 of U.S. government securities were as follows:

Balanced Fund
Purchases	$4,235,142
Proceeds from sales	2,301,565
Total Return Bond Fund
Purchases	$1,279,728
Proceeds from sales	3,283,331

6. Federal Income Tax Information:

No provision for federal income taxes is required since each Fund intends to continue to qualify as a regulated investment company and distribute to shareholders all of its taxable income and capital gains. Because federal income tax regulations differ from generally accepted accounting principles, income and capital gain distributions determined in accordance with tax regulations may differ from net investment income and realized gains recognized for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements.

Effective September 28, 2007, the Funds adopted FASB Interpretation No. 48 ("FIN 48"), "Accounting for Uncertainty in Income Taxes," a clarification of FASB Statement No. 109, "Accounting for Income Taxes." FIN 48 establishes financial reporting rules regarding recognition and measurement of tax positions taken or expected to be taken on a tax return. FIN 48 was applied to all open tax years as of the effective date. The adoption of FIN 48 had no impact on the Funds' net assets or results of operations.

As of September 30, 2008, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the six months ended September 30, 2008, the Funds did not incur any interest or penalties. The Funds are not subject to examination by U.S. federal tax authorities for tax years before 2004.

Under the current tax law, capital and currency losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. For the fiscal year ended March 31, 2008, the following Funds deferred capital losses:

Fund	Post October Capital Loss
Large Cap Growth	$1,072,278
Total Return Bond	131,819
USA Global	1,566,478
Science & Technology	127,845
Small Cap	6,244,802
Mid Cap Value	764,685

Further, the Funds intend to retain realized capital gains that may be offset against available capital loss carryforwards for federal income tax purposes. For federal income tax purposes, the Funds had no capital loss carryovers at March 31, 2008.

7. Concentration of Ownership:

At any time, the Funds may have concentrations of shareholders holding a significant percentage of shares outstanding in their respective share classes. Investment activities of these shareholders could have a material impact on the class.

At September 30, 2008, each share class had the following number of shareholders who held in the aggregate the following percent of shares:

Share Class	Number of Shareholders	% of Outstanding Shares
Balanced Fund Class I	1	77
Balanced Fund Advisor Class	1	16
Total Return Bond Fund Class I	1	86
Large Cap Growth Fund Class I	1	71
Share Class	Number of Shareholders	% of Outstanding Shares
Science & Technology Fund Class I	1	78
Science & Technology Fund Class B	3	38
Small Cap Fund Class I	2	76
Small Cap Fund Advisor Class	1	47
Mid Cap Value Fund Class I	1	84
Mid Cap Value Fund Advisor Class	1	12
Mid Cap Value Fund Class B	1	13

8. In-Kind Redemption:

During the year ended March 31, 2008, the Small Cap Fund distributed securities in lieu of cash for shareholder redemptions. The value of the redemptions was $76,832,666 which resulted in a realized gain of $24,696,367 to the Fund.

9. Fund Merger/Reorganization:

Effective June 13, 2008, the Board of Trustees approved the name change of the AFBA 5Star USA Global Fund to the Large Cap Growth Fund. Effective August 4, 2008, all of the assets and liabilities of the AFBA 5Star Large Cap Fund ("Large Cap Fund") were transferred into the Large Cap Growth Fund. Under the Plan of Reorganization, approved on July 29, 2008 by shareholders of the Large Cap Fund, 1,691,128 shares of the Large Cap Growth Fund were issued for net assets of $23,504,850 (including unrealized appreciation of $1,307,298 and accumulated net realized losses of $1,908,120) of the Large Cap Fund in a tax-free exchange. The net assets of the Large Cap Fund of $23,504,850 were combined with the Large Cap Growth Fund's net assets of $25,612,551 (including unrealized appreciation of $1,664,390) aggregating net assets of $49,117,401, immediately after the combination.

10. Reorganization to a Delaware Statutory Trust:

Effective July 31, 2008, the investment company was reorganized and its domicile changed from a Maryland corporation to a Delaware statutory trust pursuant to an Agreement and Plan of Reorganization approved by the Board of Trustees on June 27, 2007 and by the shareholders on October 26, 2007 and March 31, 2008. In connection with these changes, the Trust's name was also changed to AFBA 5Star Funds from AFBA 5Star Fund, Inc.

AFBA 5STAR

ADDITIONAL INFORMATION FOR
  SHAREHOLDERS (UNAUDITED)

Proxy Voting Policy and Voting Record

A description of the Funds' proxy voting policies and procedures is available without charge by request by calling 1-800-243-9865 or on the SEC's website at www.sec.gov.

In addition, each Fund's complete proxy voting record for the twelve month period ended June 30, is available without charge by request by calling 1-800-243-9865 or on the SEC's website at www.sec.gov.

Quarterly Portfolio Disclosure

The Funds file their complete schedule of portfolio holdings with the SEC four times each fiscal year at quarter-ends. The Funds file the schedule of portfolio holding with the SEC on Form N-CSR (second and fourth calendar quarter) and on Form N-Q within 60 days of the end of the first and third fiscal quarters. The Funds' Form N-Q is available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. In addition, the Funds' Form N-Q and Form N-CSR are available, without charge, upon request by calling toll free 1-800-243-9865.

Qualified Dividend Income

Under the Jobs and Growth Tax Relief Reconciliation Act of 2003 (the "Act"), the following percentages of ordinary dividends paid during the fiscal year ended March 31, 2008 are designed as "qualified dividend income," as defined in the Act, and are subject to reduced tax rates in 2007.

Fund	Qualified Dividend Percentage
Balanced	37%
Large Cap	0%
Total Return Bond	1%
USA Global	0%
Science & Technology	80%
Small Cap	45%
Mid Cap Value	16%

Dividends Received Deduction

The following percentage of ordinary dividends paid during the fiscal year ended March 31, 2008 which qualify for the corporate dividends received deduction is as follows:

Fund	Dividend Receivable Deduction
Balanced	34%
Large Cap	0%
Total Return Bond	1%
USA Global	0%
Science & Technology	72%
Small Cap	45%
Mid Cap Value	16%

Long-Term Capital Gain Distributions

For the Funds, distribution to shareholders from long-term capital gains, subject to the 15% rate gains, during the fiscal year ended March 31, 2008 are as follows:

Long-Term Capital Fund Gains Distribution
Balanced	$13,282,752
Large Cap	5,167,070
Total Return Bond	1,193,162
USA Global	6,926,664
Science & Technology	1,075,742
Small Cap	35,883,523
Mid Cap Value	7,093,914

SHAREHOLDER VOTING RESULTS (UNAUDITED)

July 29, 2008 Special Meeting of Shareholders

A Special Meeting of Shareholders (the "Meeting") of AFBA 5Star Large Cap Fund (the "Large Cap Fund"), a series of the Trust, was held on July 29, 2008. The following proposal was submitted for a vote of the shareholders of the Large Cap Fund:

The approval of a Plan of Reorganization between the Large Cap Fund and AFBA 5Star Large Cap Growth Fund (formerly, the AFBA 5Star USA Global Fund) (the "Acquiring Fund"), which provides for: (i) the acquisition by the Acquiring Fund of substantially all of the assets of the Large Cap Fund, in exchange for shares of the Acquiring Fund; (ii) the pro rata distribution of shares of the Acquiring Fund to the shareholders of the Large Cap Fund; and (iii) the liquidation and dissolution of the Large Cap Fund.

A quorum of shares of the Large Cap Fund issued and outstanding was present at the Meeting and the proposal was approved by shareholders of the Large Cap Fund. The results were as follows:

Fund:	For:	Against:	Abstain:
Large Cap Fund	1,300,368.17	2,781.28	0

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AFBA 5STAR FUNDS

AFBA 5STAR MID CAP VALUE FUND

AFBA 5STAR SMALL CAP FUND

AFBA 5STAR LARGE CAP GROWTH FUND
(FORMERLY AFBA 5STAR USA GLOBAL FUND)

AFBA 5STAR BALANCED FUND

AFBA 5STAR TOTAL RETURN BOND FUND

AFBA 5STAR SCIENCE & TECHNOLOGY FUND

AFBA 5STAR INVESTMENT MANAGEMENT COMPANY

909 N. WASHINGTON STREET
ALEXANDRIA, VA 22314
1-800-243-9865
WWW.AFBAFUNDS.COM

SHAREHOLDER INQUIRIES 1-888-578-2733

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed registrants.

Not applicable.

Item 6. Investments.

(a)                      Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)                     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)   The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)      Not applicable.

(a)(2)      Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)      Not applicable.

(b)           Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)		AFBA 5Star Funds

By (Signature and Title)*		/s/ Robert E. Morrison
Robert E. Morrison, Jr., President
(principal executive officer)

Date	12/2/08

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Robert E. Morrison
Robert E. Morrison, Jr., President
(principal executive officer)

Date	12/2/08

By (Signature and Title)*		/s/ Michael E. Houchins
Michael E. Houchins, Chief Financial Officer
(principal financial officer)

Date	12/2/08

* Print the name and title of each signing officer under his or her signature.